Filed with the Securities and Exchange Commission on June 29, 2026

Securities Act Registration No. 333-226989

Investment Company Act Registration No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 57	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒

Exchange Place Advisors Trust

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Stacy H. Louizos, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020
(212) 885-5147

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☒	on June 30, 2026, pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

North Square Convertible Bonds ETF

NYSE Arca, Inc.: (NSIC)

North Square Global Infrastructure ETF

NYSE Arca, Inc.: (NSII)

North Square Global Macro Bonds ETF

NYSE Arca, Inc.: (NSIB)

North Square Disciplined Value ETF

NYSE Arca, Inc.: (NSIV)

North Square Growth Opportunities ETF

NYSE Arca, Inc.: (NSIG)

June 30, 2026

The United States Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (also “NYSE Arca” or the “Exchange”).

Table of Contents

SUMMARY SECTION – NORTH SQUARE CONVERTIBLE BONDS ETF	1
SUMMARY SECTION – NORTH SQUARE GLOBAL INFRASTRUCTURE ETF	7
SUMMARY SECTION – NORTH SQUARE GLOBAL MACRO BONDS ETF	12
SUMMARY SECTION – NORTH SQUARE DISCIPLINED VALUE ETF	18
SUMMARY SECTION – NORTH SQUARE GROWTH OPPORTUNITIES ETF	22
MORE ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	27
MANAGEMENT OF THE FUNDS	40
DISTRIBUTION PLAN	43
DETERMINATION OF NET ASSET VALUE	43
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	45
DIVIDENDS, DISTRIBUTIONS, AND TAXES	46
OTHER INFORMATION	48
FINANCIAL HIGHLIGHTS	49
FINANCIAL STATEMENTS AND REPORTS	50
FUND SERVICE PROVIDERS	51
FOR MORE INFORMATION	Back Cover

This Prospectus sets forth basic information about the Funds that you should know before investing.

It should be read and retained for future reference.

SUMMARY SECTION – NORTH SQUARE CONVERTIBLE BONDS ETF

Investment Objective

The investment objective of the North Square Convertible Bonds ETF (the “Fund”) is to provide income yield and capital appreciation in the medium to long term.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%

(1)	The Fund’s adviser, in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$60	$189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of convertible bonds. For the purposes of the Fund’s investment policy, “convertible bonds” include, among others, convertible bonds, exchangeable bonds and mandatory convertible bonds.

The Fund follows an active, fundamentally driven investment philosophy focused on capturing equity upside while preserving downside protection through the asymmetric characteristics of convertible bonds. The strategy seeks to deliver regular income and capital growth over the medium- to long- term by investing globally in a diversified portfolio of convertible bonds, issued by companies of any market capitalization across sectors and geographies. The Adviser seeks to construct the Fund’s portfolio to benefit from participation in equity market appreciation, while the embedded bond component provides a defensive buffer in periods of market volatility, with the goal of achieving a balanced risk-return profile across market cycles. The Adviser utilizes a combined top-down and bottom-up investment approach. On a top-down basis, the investment team screens the investment universe by assessing key macroeconomic and market trends affecting both credit and equity markets, including monetary policy, interest-rate dynamics and market volatility. Next, a bottom-up company analysis is applied, drawing on fundamental research from both equity and fixed income perspectives. The analysis incorporates market dynamics specific to convertible bonds, including primary market flows and hedge fund activity in the secondary market. Securities are also evaluated through detailed Greeks’ analysis, i.e., a set of risk metrics that measure how different factors such as underlying price, time, and volatility affect an option’s price, with particular focus on the delta of the embedded option, while considering the outlook for the underlying equity and the issuer’s evolution from a credit point of view.

The Fund may invest in convertible bonds with a broad range of maturities and with fixed or variable principal payments.

The Fund may invest globally (including in emerging market countries) and there are no geographic limits on the Fund’s holdings except that the Fund may invest up to 25% of its net assets in companies which have their head office and/or do the majority of their business in an emerging market country. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. The currency exposure of the Fund’s portfolio is generally unhedged to the U.S. dollar. The Fund may invest a significant portion (more than 20%) of its total assets in companies located outside of the U.S.

The Fund may invest in convertible bonds issued by companies with any market capitalization, but expects to be invested in corporate bonds issued primarily by large- and mid-cap companies. The Fund may invest in convertible bonds of any credit quality, including securities that are rated below investment grade or unrated. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest, without limit, in securities that have not been registered under the Securities Act of 1933 and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements.

Summary Section	1	North Square Convertible Bonds ETF

The Fund’s investment management team uses fixed income derivatives to seek to generate returns, facilitate portfolio management and mitigate risks arising in connection with its investments in convertible securities, mainly related to foreign currency, credit, equity and interest rate exposures. The Fund may invest in derivative instruments with underlying: (i) foreign currency: non-deliverable forwards - normally to hedge foreign currency risk, (ii) credit spreads: credit default swaps, directly or via options (i.e., buying Payer Options – option to buy credit default swap protection), to reduce impact of volatility originating from credit spreads, (iii) equity: futures on equity indices, or options on equity indices, to eventually adjust the overall “delta” of the portfolio (sensitivity of the convertibles basket to movements on underlying equities), and (iv) interest rates: despite being less relevant on convertibles compared to plain vanilla bonds, duration is still an area that might require flexibility, achievable via interest rate futures, based on the relevant government bond curves.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 20% of its net assets in non-convertible bonds issued by companies that have their head office and/or do the majority of their business anywhere in the world (subject to the Fund’s aggregate 25% emerging market country limit set forth above), with no restriction in terms of rating;

●	up to 15% of its net assets in contingent convertible bonds (“CoCo bonds”), which are debt instruments that convert to equity or whose nominal value is written down if the issuing financial institution encounters financial difficulty such as not having enough regulatory capital;

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds;

●	up to 10% of its net assets in global equity securities (including equity and equity-related securities issued in connection with the conversion of convertible bonds) and equity-related securities, including preferred shares, and mandatory convertible preferred shares;

●	up to 20% of its net assets in money market instruments.

The Fund may retain up to 20% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: Convertible Securities Risk, Market Risk, Credit Risk, Fixed Income Securities Risk, Contingent Convertible Securities Risk, Duration Risk, Prepayment Risk, Interest Rate Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, High Yield (“Junk”) Bond Risk, Unrated Securities Risk, Derivatives Risk, New Fund Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Cybersecurity Risk, Equity Risk, ETF Structure Risk, Gap Risk, Inflation and Deflation Risk, Large Shareholder Risk, Liquidity Risk, Management and Strategy Risk, Optionality Risk, Rating Agencies Risk, Reliance on Technology Risk, Rule 144A and Regulation S Securities Risk, Valuation Risk, Variable Rate Securities Risk and Yield Curve Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Convertible Securities Risk. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

●	Convertible or Exchangeable Bond Risk. Convertible or exchangeable bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible or exchangeable bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

●	Mandatory Convertible Bond Risk. Mandatory convertible bonds have a required conversion to the underlying equity upon the maturity of the bond. Although they generally rank equal to traditional convertible bonds during their term, the required conversion to equity results in a greater level of variation in the security’s value at the end of the term. As a result, mandatory convertible bonds are subject to the same types of market and issuer risks that apply to the underlying common stock.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Summary Section	2	North Square Convertible Bonds ETF

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s rated securities or the perceived credit of the Fund’s unrated securities. Generally, investment risk and price volatility increase as a security’s credit rating or perceived credit declines. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent. The Fund could lose money if an issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligation on investments held by the Fund.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Contingent Convertible Securities Risk. Contingent convertible securities (“CoCos”) are debt securities with loss absorption characteristics that provide for an automatic write-down of the principal amount or value of securities or the mandatory conversion into common shares of the issuer under certain circumstances. A mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor (worsening the Fund’s standing in a bankruptcy). In addition, some CoCos provide for an automatic write-down of capital under such circumstances.

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, generally, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign risk markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and political developments in the U.S. and abroad. In addition, the Fund’s use of foreign currency derivatives may not be successful, including due to delays in placing trades and other operational limitations, in hedging non-dollar investments back to the U.S. dollar and the use of such strategies may lower the Fund’s potential returns.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. An economic downturn or period of rising interest rates could adversely affect the value of these securities and the market for these securities and reduce the liquidity of the securities.

Summary Section	3	North Square Convertible Bonds ETF

Unrated Securities Risk. A substantial portion of the convertible securities market consists of issues which are unrated. This means they have not been issued a rating by a nationally recognized statistical rating organization and are not being monitored for credit rating changes, although in some cases the underlying corporation may have a corporate rating. For unrated securities, the Fund relies on the Adviser’s investment team to evaluate the issue’s credit and to assign an internal rating equivalent. Unrated securities may be subject to greater credit spread volatility and uncertainty regarding the market price of the issue’s credit and may decline significantly in periods of general economic difficulty.

Derivatives Risk. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Opening derivative positions also exposes the Fund to risk that the counterparty to the transaction defaults. Additionally, certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral and the Fund may have to post additional margin or collateral if the value of the derivative position decreases in a manner adverse to the Fund.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Summary Section	4	North Square Convertible Bonds ETF

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. As a result, the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value. In addition, trading illiquid investments in-kind can be limited or restricted, which could impact the tax efficiency of the Fund. See “Cash Transactions Risk” above.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting Fund investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

Optionality Risk. A preferred or debt security that can be redeemed at the option of the issuer may, upon redemption, be subject to call, reinvestment, or extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these debt securities to fall.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Any unforeseeable failures, malfunctions, errors or problems with respect to these or other technologies may have a materially adverse effect on investors in the Fund or the Fund’s performance.

Rule 144A and Regulation S Securities Risk. Certain securities in which the Fund may invest are Rule 144A and Regulation S Securities. Rule 144A and Regulation S Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Variable Rate Securities Risk. Variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Variable rate securities may be subject to greater liquidity risk than other debt securities, and there may be limitations on the Fund’s ability to sell the securities at any given time.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Investment Adviser

North Square Investments, LLC is the Fund’s investment adviser (the “Adviser”).

In rendering investment advisory services to the Fund, the Adviser will use the resources of Azimut (DIFC) Ltd. (Dubai, UAE) (“Azimut DIFC”), a non-U.S. affiliate of the Adviser that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the terms of a Participating Affiliate Agreement between the Adviser and Azimut DIFC, Azimut DIFC is considered to be a “Participating Affiliate” of the Adviser, as that term is used in relief granted by the staff of the SEC allowing U.S.-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, Azimut DIFC and its employees who provide advisory and related services to the Fund are considered to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision.

Portfolio Manager

The Fund is managed by Nicolò Bocchin, Senior Portfolio Manager and Global Head of Fixed Income at Azimut DIFC. The Portfolio Manager has been involved in the management of the Fund since the commencement of its investment operations.

Summary Section	5	North Square Convertible Bonds ETF

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://northsquareinvest.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	6	North Square Convertible Bonds ETF

SUMMARY SECTION – NORTH SQUARE GLOBAL INFRASTRUCTURE ETF

Investment Objective

The investment objective of the North Square Global Infrastructure ETF (the “Fund”) is to achieve medium to long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

(1)	The Fund’s adviser, in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$56	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (including rights or warrants to purchase common stock and securities convertible into common stock) issued by infrastructure companies. For the purposes of the Fund’s investment policy, “infrastructure companies” are companies that derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, renovation, enhancement, storage, servicing or financing of utilities (water, electricity, gas, waste collection), crude oil, refined petroleum products, coal or other energy sources (including nuclear and renewables), liquids transportation and storage, toll roads, airports, telecommunications, ports, rail networks and other socio-economic infrastructure.

In selecting Fund investments, the Adviser’s investment team utilizes a bottom-up security analysis with top-down considerations, such as thematic, regulatory, and geographic outlooks, and assesses business fundamentals alongside valuation metrics, informing investment decisions that account for absolute exposure and concentration risk, with the aim of avoiding excessive single-risk exposures, for example regulatory risk with respect to a particular country. Once a security is deemed attractive, it is introduced into the portfolio with a weight reflecting these combined assessments, without predefined limits. Position sizes may subsequently be adjusted in response to company- or theme-specific developments, as well as market and macroeconomic conditions. Positions are typically liquidated when one of the following occurs: (i) the market price converges with the assessed intrinsic value; (ii) a deterioration in fundamentals prompts a reassessment of the risk-return profile, such as adverse strategic or regulatory developments; or (iii) changes in thematic or macroeconomic conditions lead to a reallocation of portfolio exposure, reducing the desired allocation to a given theme.

The Fund invests in securities of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in foreign companies. The Fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. In determining the amount of business a company has in a particular country, the Fund looks to revenues or profits from goods produced or sold, investments made, or services performed in such country. The Fund will allocate its assets among at least three different countries (one of which may be the United States). In addition, the Fund may invest up to 40% of its net assets in stocks of companies located in emerging market countries. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. Certain of the Fund’s investments may be denominated in foreign currencies. The currency exposure of the Fund’s portfolio is generally unhedged to the U.S. dollar. The Fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region.

The Fund may invest in securities of companies with any market capitalization.

The Fund’s investments may be concentrated in sectors that include infrastructure companies, such as the communication services, energy, industrials and utilities sectors.

The Fund may utilize derivative instruments (including equity derivatives such as future contracts, options, swaps) to seek to generate returns, facilitate portfolio management and mitigate risks. The Fund may engage in foreign currency transactions, including foreign

Summary Section	7	North Square Global Infrastructure ETF

currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.

The Fund may engage in securities lending.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 20% of its net assets in debt securities and money market instruments issued by governments, supranational institutions or governmental authorities of developed countries and/or companies headquartered in a developed country;

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds.

The Fund may retain up to 10% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: Infrastructure Company Risk, Concentration Risk, Equity Risk, Market Risk, Market Capitalization Risk (Small-, Mid- and Large-Cap Stock Risk), Sector Focus Risk, Foreign Investment Risk, Emerging Markets Risk, Derivatives Risk, New Fund Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Cybersecurity Risk, ETF Structure Risk, Gap Risk, Inflation and Deflation Risk, Large Shareholder Risk, Liquidity Risk, Management and Strategy Risk, Reliance on Technology Risk and Valuation Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Infrastructure Company Risk. Because the Fund invests significantly in companies that are engaged in the infrastructure business, the Fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the Fund.

Concentration Risk. Because the Fund concentrates its investments in securities of issuers in infrastructure businesses, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the infrastructure group of industries. The Fund is subject to the risk that: (i) its performance will be closely tied to the performance of those particular industries; (ii) its performance will be adversely impacted when such industries experience a downturn; and (iii) it will perform poorly during a slump in demand for securities of companies in such industries.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stock Risk). To the extent the Fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the Fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the

Summary Section	8	North Square Global Infrastructure ETF

pricing of these securities and the Fund’s ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

●	Communication Services Sector Risk. Companies in the Communication Services sector tend to be particularly exposed to macroeconomic conditions due to their reliance on global advertising business. Their profitability can be significantly affected by an abrupt contraction in economic activity in major economies, as well as by regulation and disruption induced by technological innovation. Therefore, they can display higher volatility than the rest of the market.

●	Energy Sector Risk. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. The demand for oil and other energy commodities was adversely impacted by the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

●	Utilities Sector Risk. The Fund may invest over 25% in the utilities sector. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operations costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

●	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Derivatives Risk. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Opening derivative positions also exposes the Fund to risk that the counterparty to the transaction defaults. Additionally, certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral and the Fund may have to post additional margin or collateral if the value of the derivative position decreases in a manner adverse to the Fund.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers

Summary Section	9	North Square Global Infrastructure ETF

(including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting Fund investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Any unforeseeable failures, malfunctions, errors or problems with respect to these or other technologies may have a materially adverse effect on investors in the Fund or the Fund’s performance.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Investment Adviser

North Square Investments, LLC is the Fund’s investment adviser (the “Adviser”).

In rendering investment advisory services to the Fund, the Adviser will use the resources of Azimut Investments S.A. (Luxembourg, Luxembourg) (“Azimut Investments Luxembourg”), a non-U.S. affiliate of the Adviser that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the terms of a Participating Affiliate Agreement between the Adviser and Azimut Investments Luxembourg, Azimut Investments Luxembourg is considered to be a “Participating Affiliate” of the Adviser, as that term is used in relief granted by the staff of the SEC allowing US-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, Azimut Investments Luxembourg and its employees who provide advisory and related services to the Fund are considered to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision.

Summary Section	10	North Square Global Infrastructure ETF

Portfolio Manager

The Fund is managed by Matteo Facchi, Portfolio Manager at Azimut Investments Luxembourg. The Portfolio Manager has been involved in the management of the Fund since the commencement of its investment operations.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://northsquareinvest.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	11	North Square Global Infrastructure ETF

SUMMARY SECTION – NORTH SQUARE GLOBAL MACRO BONDS ETF

Investment Objective

The investment objective of the North Square Global Macro Bonds ETF (the “Fund”) is to achieve medium- and long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)	The Fund’s adviser, in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$50	$157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed and/or variable-income debt securities issued by companies, governments, supranational institutions or governmental authorities worldwide, including emerging countries.

The Fund uses a top-down investment approach that focuses on macro trends in rates, spreads and liquidity of the various segments of the credit market, and combines long and/or short strategic and tactical positions, while seeking to maximize returns. In selecting Fund investments, the Adviser’s investment team combines top-down decision making, including sector allocation, duration management and credit quality, with bottom-up security selection, seeking to identify investment opportunities while attempting to minimize the risk of credit deterioration and limiting exposure to defaults. At bottom-up level, the investment team performs a valuation analysis, screening the securities within the investable universe to identify issues that screen as attractive vis-a-vis their credit rating and their fundamentals, both according to quantitative (e.g., financial ratios) and qualitative (e.g., systemic importance) criteria.

The Fund invests in securities of companies, governments, supranational institutions and governmental authorities located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in debt securities issued by foreign issuers. The Fund considers a foreign issuer to be a non-U.S. government, supranational institution, or governmental authority or a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. In determining the amount of business a company has in a particular country, the Fund looks to revenues or profits from goods produced or sold, investments made, or services performed in such country. The Fund will allocate its assets among at least three different countries (one of which may be the United States). In addition, the Fund invests between 50% and 100% of its net assets in debt securities issued by governments, supranational institutions or governmental authorities of Organization for Economic Cooperation and Development (OECD) member countries and/or companies with their head office in an OECD member country, and up to 50% of its net assets in debt securities issued by governments, supranational institutions or governmental bodies of OECD non-member countries and/or companies headquartered in OECD non-member countries, including emerging countries. Certain of the Fund’s investments may be denominated in foreign currencies. The currency exposure of the Fund’s portfolio is generally hedged to the U.S. dollar. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region.

The Fund may invest in securities with a broad range of maturities and with fixed or variable principal payments. With respect to its duration profile, the Fund is not expected to target a specific value; as such, depending on market conditions, the Fund may from time to time be substantially invested in shorter duration (i.e., less than 12 months to maturity) or longer duration instruments. Duration is a measure of a debt instrument’s sensitivity to interest rate changes. For example, if a loan has a duration of 5 years, the price of the loan will increase (decrease) by approximately 5% for every 1% decrease (increase) in interest rates. The Fund may invest in securities of any credit quality, including securities that are rated below investment grade or unrated. Below investment-grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

Summary Section	12	North Square Global Macro Bonds ETF

The Fund may invest, without limit, in securities that have not been registered under the Securities Act of 1933 and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements.

The Fund’s investment management team uses fixed income derivatives, including interest rate, credit, and currency derivatives to actively calibrate the risk profile of the Fund and implement its macro strategies. The Fund uses a vast array of derivatives in credit (e.g., credit default swaps and swaptions, mainly on credit indices), currencies (e.g., forwards and non-deliverable forwards, vanilla options (financial derivatives that give the holder the right, but not the obligation, to exchange one currency for another at a predetermined exchange rate (the “strike”) on or before a specific date), exotic options (which differ from vanilla options in payoff structures, expiration or exercise rules) and non-deliverable options) and rates (e.g., interest rate futures and options, interest rate swaps, swaptions). The broad use of derivatives aims to add uncorrelated returns to the Fund’s performance, calibrate and manage the fund’s duration profile and hedge the Fund’s underlying credit exposure.

The Fund may engage in securities lending.

The Fund’s effective duration is expected to be between -5 and +10 years. The duration of the Fund may vary, within its allowed range, in response to shifts in the macroeconomic backdrop, including expectations for changes in central banks’ policy, inflation and growth dynamics. Duration may be extended to benefit from declining interest rates and/or in anticipation of a compression in credit spreads. Duration may be shortened or made negative (via derivatives) in anticipation of rising interest rates or credit spreads widening. This flexibility allows adjustments based on the prevailing/expected market conditions and is a distinctive feature of the Fund.

The Fund may invest up to 75% of its net assets in debt securities rated sub-investment grade at the time of their acquisition. Investments in convertible, hybrid and subordinated bonds shall not exceed 60% of the Fund’s net assets, including up to 20% of its net assets in contingent convertible bonds (CoCo bonds) including, among others, “additional tier 1”, “restricted Tier 1” and “Tier 2” type CoCo bonds. The Fund’s investments in asset-backed securities (ABS) and mortgage-backed securities (MBS) will not exceed 15% of its net assets, and the Fund’s investments in securities that are in default or in difficulty at the time of purchase will not exceed 10% of its net assets.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds;

●	up to 20% of its net assets in money market instruments.

The Fund may retain up to 20% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: Credit Risk, Fixed Income Securities Risk, Duration Risk, Prepayment Risk, Interest Rate Risk, U.S. Government Securities Risk, Sovereign Debt Risk, Currency Risk, Derivatives Risk, Market Risk, Foreign Investment Risk, Emerging Markets Risk, High Yield (“Junk”) Bond Risk, Unrated Securities Risk, New Fund Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Contingent Convertible Securities Risk, Cybersecurity Risk, Equity Risk, ETF Structure Risk, Gap Risk, Inflation and Deflation Risk, Large Shareholder Risk, Liquidity Risk, Management and Strategy Risk, Optionality Risk, Rating Agencies Risk, Reliance on Technology Risk, Rule 144A and Regulation S Securities Risk, Valuation Risk, Variable Rate Securities Risk and Yield Curve Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s rated securities or the perceived credit of the Fund’s unrated securities. Generally, investment risk and price volatility increase as a security’s credit rating or perceived credit declines. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent. The Fund could lose money if an issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligation on investments held by the Fund.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, generally, the price of a security with a three-

Summary Section	13	North Square Global Macro Bonds ETF

year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

U.S. Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. The income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities could result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by certain U.S. government agencies and U.S. government-sponsored enterprises are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and political developments in the U.S. and abroad. In addition, the Fund’s use of foreign currency derivatives may not be successful, including due to delays in placing trades and other operational limitations, in hedging non-dollar investments back to the U.S. dollar and the use of such strategies may lower the Fund’s potential returns.

Derivatives Risk. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Opening derivative positions also exposes the Fund to risk that the counterparty to the transaction defaults. Additionally, certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral and the Fund may have to post additional margin or collateral if the value of the derivative position decreases in a manner adverse to the Fund.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial

Summary Section	14	North Square Global Macro Bonds ETF

difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. An economic downturn or period of rising interest rates could adversely affect the value of these securities and the market for these securities and reduce the liquidity of the securities.

Unrated Securities Risk. A substantial portion of the convertible securities market consists of issues which are unrated. This means they have not been issued a rating by a nationally recognized statistical rating organization and are not being monitored for credit rating changes, although in some cases the underlying corporation may have a corporate rating. For unrated securities, the Fund relies on the Adviser’s investment team to evaluate the issue’s credit and to assign an internal rating equivalent. Unrated securities may be subject to greater credit spread volatility and uncertainty regarding the market price of the issue’s credit and may decline significantly in periods of general economic difficulty.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Contingent Convertible Securities Risk. Contingent convertible securities (“CoCos”) are debt securities with loss absorption characteristics that provide for an automatic write-down of the principal amount or value of securities or the mandatory conversion into common shares of the issuer under certain circumstances. A mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor (worsening the Fund’s standing in a bankruptcy). In addition, some CoCos provide for an automatic write-down of capital under such circumstances.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of

Summary Section	15	North Square Global Macro Bonds ETF

time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. As a result, the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value. In addition, trading illiquid investments in-kind can be limited or restricted, which could impact the tax efficiency of the Fund. See “Cash Transactions Risk” above.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting Fund investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

Optionality Risk. A preferred or debt security that can be redeemed at the option of the issuer may, upon redemption, be subject to call, reinvestment, or extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these debt securities to fall.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Any unforeseeable failures, malfunctions, errors or problems with respect to these or other technologies may have a materially adverse effect on investors in the Fund or the Fund’s performance.

Rule 144A and Regulation S Securities Risk. Certain securities in which the Fund may invest are Rule 144A and Regulation S Securities. Rule 144A and Regulation S Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Variable Rate Securities Risk. Variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Variable rate securities may be subject to greater liquidity risk than other debt securities, and there may be limitations on the Fund’s ability to sell the securities at any given time.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Investment Adviser and Sub-Adviser

North Square Investments, LLC is the Fund’s investment adviser (the “Adviser”).

In rendering investment advisory services to the Fund, the Adviser will use the resources of Azimut Switzerland S.A. (Lugano, Switzerland) (“Azimut Switzerland Lugano”), a non-U.S. affiliate of the Adviser that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the terms of a Participating Affiliate Agreement between the Adviser and Azimut Switzerland Lugano, Azimut Switzerland Lugano is considered to be a “Participating Affiliate” of the Adviser, as that term is used in relief granted by the staff of the SEC allowing U.S.-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, Azimut Switzerland Lugano and its employees who provide advisory and related services to the Fund are considered to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision.

Portfolio Manager

The Fund is managed by Giovanni Matteucci, Azimut Group’s Co-Head of Global Fixed Income and Azimut Switzerland Lugano’s Head of Asset Management. The Portfolio Manager has been involved in the management of the Fund since the commencement of its investment operations.

Summary Section	16	North Square Global Macro Bonds ETF

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://northsquareinvest.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	17	North Square Global Macro Bonds ETF

SUMMARY SECTION – NORTH SQUARE DISCIPLINED VALUE ETF

Investment Objective

The investment objective of the North Square Disciplined Value ETF (the “Fund”) is to outperform the Russell 1000® Value Index over a market cycle using a fundamental and quantitative investment approach.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

(1)	The Fund’s adviser, in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$39	$122

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal circumstances, will invest at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity and equity-related securities of companies that exhibit value characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers a company to exhibit value characteristics if its stock trades below average on measures of statistic/cheapness, such as price/earnings and price/book, and above average on dividend yield, although no individual holding needs to meet all criteria. The Fund will invest in stocks of large capitalization companies that at the time of purchase have market capitalizations above $3 billion.

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

In choosing investments for the Fund, the Sub-Adviser will utilize a fundamental investment approach. The Sub-Adviser’s stock screening process begins with identifying U.S. companies with market capitalizations above $3 billion and adequate liquidity, leaving an investable universe of approximately 500-600 large-capitalization stocks. The Sub-Adviser’s bottom-up stock selection process follows along the lines of the three philosophical tenets. First, statistically cheap stocks are identified using metrics including price/earnings, price/book, price/cashflow, and dividend yield. Next, using valuation exercises fueled by fundamental analysis, Sub-Adviser distinguishes the truly undervalued stocks from those that are merely cheap. Finally, timeliness tools are employed to gauge investor sentiment to attempt to minimize the likelihood of stepping into a value trap (i.e., a cheap stock that becomes cheaper over time as fundamentals deteriorate).

The Fund expects to hold between 40 and 60 positions, although this range may vary depending on market conditions and the total assets under management of the Fund.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets. Large capitalization companies in which the Fund may invest include closed-end funds that invest primarily in large capitalization companies. In addition to investing primarily in large capitalization companies, other factors considered by the Sub-Adviser in selecting closed-end funds for investment include, but are not limited to, the size and liquidity of the closed-end fund (prioritizing closed-end funds with higher average daily trading volumes) and the premium or discount of the closed-end fund. When the Fund invests in a closed-end fund, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the closed-end fund, which could adversely affect the Fund’s performance. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity issued by large capitalization companies if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: Market Risk, Equity Risk, Value-Oriented Investment Strategies Risk, Large-Cap Company Risk, Sector

Summary Section	18	North Square Disciplined Value ETF

Focus Risk, New Fund Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Convertible Securities Risk, Cybersecurity Risk, ETF Structure Risk, Fixed Income Securities Risk, Foreign Investment Risk, Gap Risk, High Portfolio Turnover Risk, Inflation and Deflation Risk, Large Shareholder Risk, Management and Strategy Risk, Preferred Securities Risk, Reliance on Technology Risk and Valuation Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Large-Cap Company Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be less responsive to changes and opportunities affecting their business or unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

●	Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

●	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

●	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

●	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Summary Section	19	North Square Disciplined Value ETF

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Summary Section	20	North Square Disciplined Value ETF

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Sub-Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser or the Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Preferred Securities Risk. Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Any unforeseeable failures, malfunctions, errors or problems with respect to these or other technologies may have a materially adverse effect on investors in the Fund or the Fund’s performance.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Investment Adviser and Sub-Adviser

North Square Investments, LLC is the Fund’s investment adviser (the “Adviser”). CSM Advisors, LLC serves as the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

The Fund is managed by a portfolio management team at the Sub-Adviser comprised of: Mary Jane Matts, CFA, Director, Large Cap Equities, Ted Y. Moore, CFA, Senior Portfolio Manager, Large Cap Equities, and Graham P. Harkins, CFA, Senior Portfolio Manager, Large Cap Equities. The Portfolio Managers have been involved in the management of the Fund since the commencement of its investment operations.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://northsquareinvest.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	21	North Square Disciplined Value ETF

SUMMARY SECTION – NORTH SQUARE GROWTH OPPORTUNITIES ETF

Investment Objective

The investment objective of the North Square Growth Opportunities ETF (the “Fund”) is to achieve medium to long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

(1)	The Fund’s adviser, in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$39	$122

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal circumstances, will invest at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-related securities of U.S. companies with growth characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if, in the Sub-Adviser’s (as defined below) judgment, the company is expected to achieve above-average earnings, revenue, or cash flow growth relative to the broader market or its sector peers over the medium to long term. This assessment is based primarily on the Sub-Adviser’s forward-looking analysis, which may consider factors such as the company’s addressable market opportunity, competitive positioning, pricing power, management quality, capital allocation discipline, and the expected trajectory of return on invested capital (“ROIC”) toward or above the company’s cost of capital. Historical financial metrics may be considered but are not determinative.

The Fund targets exposure primarily to large-capitalization growth companies, consistent with the market capitalization characteristics of the Russell 1000® Growth Index (the “Index”). As of the most recent reconstitution, the Index is composed primarily of large-capitalization companies, with a median market capitalization of approximately $20–30 billion and a weighted average market capitalization exceeding $500 billion, reflecting significant exposure to mega-capitalization issuers. The Fund may also invest in mid-capitalization growth companies.

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund aims to achieve its investment objective by actively managing a portfolio of U.S.-listed equity and equity-related securities, using a bottom-up selection procedure focused on companies with higher-than-average potential growth rates. The Sub-Adviser utilizes a fundamental analysis to identify high-quality U.S. companies with sustainable growth characteristics, competitive advantages, and strong management execution.

Portfolio investments are sized based on conviction level, risk contribution, liquidity, and correlation with existing holdings. The portfolio is constructed to maintain diversification across sectors and growth drivers, while allowing higher weights in the most compelling ideas. The Fund is actively managed and is not required to mirror the holdings or weightings of any index, though broad market and style benchmarks are used for risk and performance monitoring. After inclusion in the portfolio, each holding is subject to continuous monitoring. The investment team regularly reviews company fundamentals, earnings results, valuation changes, and relevant macro or industry developments. Position sizes may be adjusted as conviction changes, valuation targets are approached, or portfolio risk dynamics evolve.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Fund may invest up to 20% of its net assets in foreign securities, including, but not limited to, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets as well as foreign securities not listed in any U.S. markets. Large capitalization companies in which the Fund may invest include closed-end funds that invest primarily in large capitalization companies. In addition to investing primarily in large capitalization companies, other factors considered by the Sub-

Summary Section	22	North Square Growth Opportunities ETF

Adviser in selecting closed-end funds for investment include, but are not limited to, the size and liquidity of the closed-end fund (prioritizing closed-end funds with higher average daily trading volumes) and the premium or discount of the closed-end fund. When the Fund invests in a closed-end fund, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the closed-end fund, which could adversely affect the Fund’s performance. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity, if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities, as well as up to 20% of its net assets in cash for ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

The Fund may, but is not required to, use derivative instruments to seek to generate returns, facilitate portfolio management and mitigate risks.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: Market Risk, Equity Risk, Growth-Oriented Investment Strategies Risk, Large-Cap Company Risk, Mid-Cap Company Risk, Sector Focus Risk, Derivatives Risk, New Fund Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Convertible Securities Risk, Cybersecurity Risk, ETF Structure Risk, Fixed Income Securities Risk, Gap Risk, High Portfolio Turnover Risk, Inflation and Deflation Risk, Large Shareholder Risk, Management and Strategy Risk, Preferred Securities Risk, Reliance on Technology Risk and Valuation Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Growth-Oriented Investment Strategies Risk. Because growth investing attempts to identify companies that the Adviser or Sub-Adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Large-Cap Company Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be less responsive to changes and opportunities affecting their business or unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Cap Company Risk. Investing in mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

●	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Summary Section	23	North Square Growth Opportunities ETF

●	Communication Services Sector Risk. Companies in the Communication Services sector tend to be particularly exposed to macroeconomic conditions due to their reliance on global advertising business. Their profitability can be significantly affected by an abrupt contraction in economic activity in major economies, as well as by regulation and disruption induced by technological innovation. Therefore, they can display higher volatility than the rest of the market.

●	Consumer Discretionary Sector Risk. Consumer Discretionary sector presents a high level of concentration due to the extremely high weight of Amazon and Tesla, which together represent more than half of the sector. Because these two companies operate at the forefront of technological innovation in fields like robotics, space, and autonomous driving, their performance might significantly decouple from the rest of the consumer sector which responds to different drivers.

●	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

●	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Derivatives Risk. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Opening derivative positions also exposes the Fund to risk that the counterparty to the transaction defaults. Additionally, certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral and the Fund may have to post additional margin or collateral if the value of the derivative position decreases in a manner adverse to the Fund.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the

Summary Section	24	North Square Growth Opportunities ETF

shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Sub-Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser or the Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Preferred Securities Risk. Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Any unforeseeable failures, malfunctions, errors or problems with respect to these or other technologies may have a materially adverse effect on investors in the Fund or the Fund’s performance.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com, or by calling the Fund at 1-855-514-7733.

Investment Adviser and Sub-Adviser

North Square Investments, LLC is the Fund’s investment adviser (the “Adviser”). CSM Advisors, LLC serves as the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Manager

The Fund is managed by Saverio Papagno, a member of the equity investment team of the Sub-Adviser since January 15, 2026. Prior to that, Mr. Papagno served as a portfolio manager with affiliates of Azimut Holding S.p.A. (Italy) and its directly or indirectly controlled affiliates (hereinafter “Azimut Group”), an affiliate of the Adviser. The Portfolio Manager has been involved in the management of the Fund since the commencement of its investment operations.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Summary Section	25	North Square Growth Opportunities ETF

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://northsquareinvest.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	26	North Square Growth Opportunities ETF

MORE ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The following provides additional information regarding the Funds’ investment objectives, principal investment strategies, and certain related risks of investing in the Funds discussed in the Fund Summary, as well as information about additional investment strategies and techniques that the Fund may employ in pursuing its investment objective. Additional information about the Funds and their investment strategies and risks can be found in the Funds’ Statement of Additional Information (the “SAI”). This section also provides information regarding the Funds’ portfolio holdings. There can be no guarantee that a Fund will achieve its investment objective.

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Funds will provide written notice to shareholders prior to, or concurrent with, any such changes as required by applicable law. Should a Fund with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change. Each of the Funds’ investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the SAI.

North Square Convertible Bonds ETF

Investment Objective

The investment objective of the North Square Convertible Bonds ETF is to provide income yield and capital appreciation in the medium to long term.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of convertible bonds. For the purposes of the Fund’s investment policy, “convertible bonds” include, among others, convertible bonds, exchangeable bonds and mandatory convertible bonds.

The Fund follows an active, fundamentally driven investment philosophy focused on capturing equity upside while preserving downside protection through the asymmetric characteristics of convertible bonds. The strategy seeks to deliver regular income and capital growth over the medium- to long- term by investing globally in a diversified portfolio of convertible bonds, issued by companies of any market capitalization across sectors and geographies. The Adviser seeks to construct the Fund’s portfolio to benefit from participation in equity market appreciation, while the embedded bond component provides a defensive buffer in periods of market volatility, with the goal of achieving a balanced risk-return profile across market cycles. The Adviser utilizes a combined top-down and bottom-up investment approach. On a top-down basis, the investment team screens the investment universe by assessing key macroeconomic and market trends affecting both credit and equity markets, including monetary policy, interest-rate dynamics and market volatility. Next, a bottom-up company analysis is applied, drawing on fundamental research from both equity and fixed income perspectives. The analysis incorporates market dynamics specific to convertible bonds, including primary market flows and hedge fund activity in the secondary market. Securities are also evaluated through detailed Greeks’ analysis, i.e., a set of risk metrics that measure how different factors such as underlying price, time, and volatility affect an option’s price, with particular focus on the delta of the embedded option, while considering the outlook for the underlying equity and the issuer’s evolution from a credit point of view.

The Fund may invest in convertible bonds with a broad range of maturities and with fixed or variable principal payments. The Fund may invest globally (including in emerging market countries) and there are no geographic limits on the Fund’s holdings except that the Fund may invest up to 25% of its net assets in companies which have their head office and/or do the majority of their business in an emerging market country. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. The currency exposure of the Fund’s portfolio is generally unhedged to the U.S. dollar. The Fund may invest a significant portion (more than 20%) of its total assets in companies located outside of the U.S.

The Fund may invest in convertible bonds issued by companies with any market capitalization, but expects to be invested in corporate bonds issued primarily by large- and mid-cap companies. The Fund may invest in convertible bonds of any credit quality, including securities that are rated below investment grade or unrated. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest, without limit, in securities that have not been registered under the Securities Act of 1933 and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements.

The Fund’s investment management team uses fixed income derivatives to seek to generate returns, facilitate portfolio management and mitigate risks arising in connection with its investments in convertible securities, mainly related to foreign currency, credit, equity and interest rate exposures. The Fund may invest in derivative instruments with underlying: (i) foreign currency: non-deliverable forwards - normally to hedge foreign currency risk, (ii) credit spreads: credit default swaps, directly or via options (i.e., buying Payer Options – option to buy credit default swap protection), to reduce impact of volatility originating from credit spreads, (iii) equity: futures on equity indices, or options on equity indices, to eventually adjust the overall “delta” of the portfolio (sensitivity of the convertibles basket to movements on underlying equities), and (iv) interest rates: despite being less relevant on convertibles compared to plain vanilla bonds, duration is still an area that might require flexibility, achievable via interest rate futures, based on the relevant government bond curves. The Fund’s derivatives exposure is expected to be greater than 10% of its net assets. As such, the Fund will comply with all applicable provisions of Rule 18f-4 under the 1940 Act, including requirements to implement: (i) limits on leverage calculated based value-at-risk (VAR); (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board; and (iii) certain reporting and recordkeeping requirements.

More about the Funds	27

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 20% of its net assets in non-convertible bonds issued by companies that have their head office and/or do the majority of their business anywhere in the world (subject to the Fund’s aggregate 25% emerging market country limit set forth above), with no restriction in terms of rating;

●	up to 15% of its net assets in contingent convertible bonds (“CoCo bonds”), which are debt instruments that convert to equity or whose nominal value is written down if the issuing financial institution encounters financial difficulty such as not having enough regulatory capital;

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds;

●	up to 10% of its net assets in global equity securities (including equity and equity-related securities issued in connection with the conversion of convertible bonds) and equity-related securities, including preferred shares, and mandatory convertible preferred shares;

●	up to 20% of its net assets in money market instruments.

The Fund may retain up to 20% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

North Square Global Infrastructure ETF

Investment Objective

The investment objective of the North Square Global Infrastructure ETF is to achieve medium to long-term capital growth.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (including rights or warrants to purchase common stock and securities convertible into common stock) issued by infrastructure companies. For the purposes of the Fund’s investment policy, “infrastructure companies” are companies that derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, renovation, enhancement, storage, servicing or financing of utilities (water, electricity, gas, waste collection), crude oil, refined petroleum products, coal or other energy sources (including nuclear and renewables), liquids transportation and storage, toll roads, airports, telecommunications, ports, rail networks and other socio-economic infrastructure.

In selecting Fund investments, the Adviser’s investment team utilizes a bottom-up security analysis with top-down considerations, such as thematic, regulatory, and geographic outlooks, and assesses business fundamentals alongside valuation metrics, informing investment decisions that account for absolute exposure and concentration risk, with the aim of avoiding excessive single-risk exposures, for example regulatory risk with respect to a particular country. Once a security is deemed attractive, it is introduced into the portfolio with a weight reflecting these combined assessments, without predefined limits. Position sizes may subsequently be adjusted in response to company- or theme-specific developments, as well as market and macroeconomic conditions. Positions are typically liquidated when one of the following occurs: (i) the market price converges with the assessed intrinsic value; (ii) a deterioration in fundamentals prompts a reassessment of the risk-return profile, such as adverse strategic or regulatory developments; or (iii) changes in thematic or macroeconomic conditions lead to a reallocation of portfolio exposure, reducing the desired allocation to a given theme.

The Fund invests in securities of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in foreign companies. The Fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. In determining the amount of business a company has in a particular country, the Fund looks to revenues or profits from goods produced or sold, investments made, or services performed in such country. The Fund will allocate its assets among at least three different countries (one of which may be the United States). In addition, the Fund may invest up to 40% of its net assets in stocks of companies located in emerging market countries. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. Certain of the Fund’s investments may be denominated in foreign currencies. The currency exposure of the Fund’s portfolio is generally unhedged to the U.S. dollar. The Fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region.

The Fund may invest in securities of companies with any market capitalization.

The Fund’s investments may be concentrated in sectors that include infrastructure companies, such as the communication services, energy, industrials and utilities sectors.

The Fund may utilize derivative instruments (including equity derivatives such as future contracts, options, swaps) to seek to generate returns, facilitate portfolio management and mitigate risks. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments. The Fund’s derivatives exposure is expected to be greater than 10% of its net assets. As such, the Fund will comply with all applicable provisions of Rule 18f-4 under the 1940 Act, including requirements to implement: (i) limits on leverage calculated based value-at-risk (VAR); (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board; and (iii) certain reporting and recordkeeping requirements.

The Fund may engage in securities lending.

Subject to the Fund’s 80% policy, the Fund may also invest:

More about the Funds	28

●	up to 20% of its net assets in debt securities and money market instruments issued by governments, supranational institutions or governmental authorities of developed countries and/or companies headquartered in a developed country;

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds.

The Fund may retain up to 10% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

North Square Global Macro Bonds ETF

Investment Objective

The investment objective of the North Square Global Macro Bonds ETF is to achieve medium- and long-term capital growth.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed and/or variable-income debt securities issued by companies, governments, supranational institutions or governmental authorities worldwide, including emerging countries.

The Fund uses a top-down investment approach that focuses on macro trends in rates, spreads and liquidity of the various segments of the credit market, and combines long and/or short strategic and tactical positions, while seeking to maximize returns. In selecting Fund investments, the Adviser’s investment team combines top-down decision making, including sector allocation, duration management and credit quality, with bottom-up security selection, seeking to identify investment opportunities while attempting to minimize the risk of credit deterioration and limiting exposure to defaults. At bottom-up level, the investment team performs a valuation analysis, screening the securities within the investable universe to identify issues that screen as attractive vis-a-vis their credit rating and their fundamentals, both according to quantitative (e.g., financial ratios) and qualitative (e.g., systemic importance) criteria.

The Fund invests in securities of companies, governments, supranational institutions and governmental authorities located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in debt securities issued by foreign issuers. The Fund considers a foreign issuer to be a non-U.S. government, supranational institution, or governmental authority or a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. In determining the amount of business a company has in a particular country, the Fund looks to revenues or profits from goods produced or sold, investments made, or services performed in such country. The Fund will allocate its assets among at least three different countries (one of which may be the United States). In addition, the Fund invests between 50% and 100% of its net assets in debt securities issued by governments, supranational institutions or governmental authorities of Organization for Economic Cooperation and Development (OECD) member countries and/or companies with their head office in an OECD member country, and up to 50% of its net assets in debt securities issued by governments, supranational institutions or governmental bodies of OECD non-member countries and/or companies headquartered in OECD non-member countries, including emerging countries. Certain of the Fund’s investments may be denominated in foreign currencies. The currency exposure of the Fund’s portfolio is generally hedged to the U.S. dollar. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region.

The Fund may invest in securities with a broad range of maturities and with fixed or variable principal payments. With respect to its duration profile, the Fund is not expected to target a specific value; as such, depending on market conditions, the Fund may from time to time be substantially invested in shorter duration (i.e., less than 12 months to maturity) or longer duration instruments. Duration is a measure of a debt instrument’s sensitivity to interest rate changes. For example, if a loan has a duration of 5 years, the price of the loan will increase (decrease) by approximately 5% for every 1% decrease (increase) in interest rates. The Fund may invest in securities of any credit quality, including securities that are rated below investment grade or unrated. Below investment-grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest, without limit, in securities that have not been registered under the Securities Act of 1933 and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements.

The Fund’s investment management team uses fixed income derivatives, including interest rate, credit, and currency derivatives to actively calibrate the risk profile of the Fund and implement its macro strategies. The Fund uses a vast array of derivatives in credit (e.g., credit default swaps and swaptions, mainly on credit indices), currencies (e.g., forwards and non-deliverable forwards, vanilla options (financial derivatives that give the holder the right, but not the obligation, to exchange one currency for another at a predetermined exchange rate (the “strike”) on or before a specific date), exotic options (which differ from vanilla options in payoff structures, expiration or exercise rules) and non-deliverable options) and rates (e.g., interest rate futures and options, interest rate swaps, swaptions). The broad use of derivatives aims to add uncorrelated returns to the Fund’s performance, calibrate and manage the fund’s duration profile and hedge the Fund’s underlying credit exposure. The Fund’s derivatives exposure is expected to be greater than 10% of its net assets. As such, the Fund will comply with all applicable provisions of Rule 18f-4 under the 1940 Act, including requirements to implement: (i) limits on leverage calculated based value-at-risk (VAR); (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board; and (iii) certain reporting and recordkeeping requirements.

The Fund may engage in securities lending.

The Fund’s effective duration is expected to be between -5 and +10 years. The duration of the Fund may vary, within its allowed range, in response to shifts in the macroeconomic backdrop, including expectations for changes in central banks’ policy, inflation and growth dynamics. Duration may be extended to benefit from declining interest rates and/or in anticipation of a compression in credit spreads.

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Duration may be shortened or made negative (via derivatives) in anticipation of rising interest rates or credit spreads widening. This flexibility allows adjustments based on the prevailing/expected market conditions and is a distinctive feature of the Fund.

The Fund may invest up to 75% of its net assets in debt securities rated sub-investment grade at the time of their acquisition. Investments in convertible, hybrid and subordinated bonds shall not exceed 60% of the Fund’s net assets, including up to 20% of its net assets in contingent convertible bonds (CoCo bonds) including, among others, “additional tier 1”, “restricted Tier 1” and “Tier 2” type CoCo bonds. The Fund’s investments in asset-backed securities (ABS) and mortgage-backed securities (MBS) will not exceed 15% of its net assets, and the Fund’s investments in securities that are in default or in difficulty at the time of purchase will not exceed 10% of its net assets.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds;

●	up to 20% of its net assets in money market instruments.

The Fund may retain up to 20% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

North Square Disciplined Value ETF

Investment Objective

The investment objective of the North Square Disciplined Value ETF is to outperform the Russell 1000® Value Index over a market cycle using a fundamental and quantitative investment approach.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal circumstances, will invest at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity and equity-related securities of companies that exhibit value characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers a company to exhibit value characteristics if its stock trades below average on measures of statistic/cheapness, such as price/earnings and price/book, and above average on dividend yield, although no individual holding needs to meet all criteria. The Fund will invest in stocks of large capitalization companies that at the time of purchase have market capitalizations above $3 billion.

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

In choosing investments for the Fund, the Sub-Adviser will utilize a fundamental investment approach. The Sub-Adviser’s stock screening process begins with identifying U.S. companies with market capitalizations above $3 billion and adequate liquidity, leaving an investable universe of approximately 500-600 large-capitalization stocks. The Sub-Adviser’s bottom-up stock selection process follows along the lines of the three philosophical tenets. First, statistically cheap stocks are identified using metrics including price/earnings, price/book, price/cashflow, and dividend yield. Next, using valuation exercises fueled by fundamental analysis, Sub-Adviser distinguishes the truly undervalued stocks from those that are merely cheap. Finally, timeliness tools are employed to gauge investor sentiment to attempt to minimize the likelihood of stepping into a value trap (i.e., a cheap stock that becomes cheaper over time as fundamentals deteriorate).

The Fund expects to hold between 40 and 60 positions, although this range may vary depending on market conditions and the total assets under management of the Fund.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets. Large capitalization companies in which the Fund may invest include closed-end funds that invest primarily in large capitalization companies. In addition to investing primarily in large capitalization companies, other factors considered by the Sub-Adviser in selecting closed-end funds for investment include, but are not limited to, the size and liquidity of the closed-end fund (prioritizing closed-end funds with higher average daily trading volumes) and the premium or discount of the closed-end fund. When the Fund invests in a closed-end fund, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the closed-end fund, which could adversely affect the Fund’s performance. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity issued by large capitalization companies if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

North Square Growth Opportunities ETF

Investment Objective

The investment objective of the North Square Growth Opportunities ETF is to achieve medium to long-term capital growth.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal circumstances, will invest at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-related securities of U.S. companies with growth characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if, in the Sub-Adviser’s (as defined below) judgment, the company is expected to achieve above-average earnings, revenue, or cash flow growth relative to the broader market or its sector peers over the medium to long term. This assessment is based primarily on the Sub-Adviser’s forward-looking analysis, which may consider factors such as the company’s addressable market opportunity, competitive

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positioning, pricing power, management quality, capital allocation discipline, and the expected trajectory of return on invested capital (“ROIC”) toward or above the company’s cost of capital. Historical financial metrics may be considered but are not determinative.

The Fund targets exposure primarily to large-capitalization growth companies, consistent with the market capitalization characteristics of the Russell 1000® Growth Index (the “Index”). As of the most recent reconstitution, the Index is composed primarily of large-capitalization companies, with a median market capitalization of approximately $20–30 billion and a weighted average market capitalization exceeding $500 billion, reflecting significant exposure to mega-capitalization issuers. The Fund may also invest in mid-capitalization growth companies.

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund aims to achieve its investment objective by actively managing a portfolio of U.S.-listed equity and equity-related securities, using a bottom-up selection procedure focused on companies with higher-than-average potential growth rates. The Sub-Adviser utilizes a fundamental analysis to identify high-quality U.S. companies with sustainable growth characteristics, competitive advantages, and strong management execution.

Portfolio investments are sized based on conviction level, risk contribution, liquidity, and correlation with existing holdings. The portfolio is constructed to maintain diversification across sectors and growth drivers, while allowing higher weights in the most compelling ideas. The Fund is actively managed and is not required to mirror the holdings or weightings of any index, though broad market and style benchmarks are used for risk and performance monitoring. After inclusion in the portfolio, each holding is subject to continuous monitoring. The investment team regularly reviews company fundamentals, earnings results, valuation changes, and relevant macro or industry developments. Position sizes may be adjusted as conviction changes, valuation targets are approached, or portfolio risk dynamics evolve.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Fund may invest up to 20% of its net assets in foreign securities, including, but not limited to, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets as well as foreign securities not listed in any U.S. markets. Large capitalization companies in which the Fund may invest include closed-end funds that invest primarily in large capitalization companies. In addition to investing primarily in large capitalization companies, other factors considered by the Sub-Adviser in selecting closed-end funds for investment include, but are not limited to, the size and liquidity of the closed-end fund (prioritizing closed-end funds with higher average daily trading volumes) and the premium or discount of the closed-end fund. When the Fund invests in a closed-end fund, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the closed-end fund, which could adversely affect the Fund’s performance. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity, if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities, as well as up to 20% of its net assets in cash for ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

The Fund may, but is not required to, use derivative instruments to seek to generate returns, facilitate portfolio management and mitigate risks.

ADDITIONAL UCITS ELIGIBILITY RESTRICTIONS APPLICABLE TO NORTH SQUARE CONVERTIBLE BONDS ETF, NORTH SQUARE GLOBAL INFRASTRUCTURE ETF AND NORTH SQUARE GLOBAL MACRO BONDS ETF

Each of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF and North Square Global Macro Bonds ETF (each, a “UCITS Eligible Fund”) has adopted a non-fundamental investment policy and non-principal investment strategy to be eligible for investment by funds authorized under the European Union’s Undertakings for Collective Investment in Transferable Securities Directive, as amended (the “UCITS Directive”). As such, each UCITS Eligible Fund will limit its investments to instruments that are eligible investments for UCITS funds (such as “transferable securities,” money market instruments, financial derivative instruments or units in “UCITS”), which, in the opinion of the Adviser, is consistent with the investment strategy and types of instruments in which such UCITS Eligible Fund will invest as described in this Prospectus and the SAI. In addition, each UCITS Eligible Fund is required to be managed with a diversification profile similar to a UCITS fund, including the requirement to invest no more than ten percent (10%) of its assets in “transferable securities” or money market instruments issued by the same issuer. This limit may be increased up to a maximum of thirty-five percent (35%) if the security is issued or guaranteed by an EU member state, by its public local authorities, by a third country or by a public international body to which one or more EU member states belong.

In this regard, and notwithstanding anything to the contrary in this Prospectus or the SAI (other than as set forth in the last sentence of this paragraph), each UCITS Eligible Fund: (i) will limit cash borrowings for temporary purposes to no more than 10% of its net assets; (ii) will not invest more than 10% of its net assets in aggregate in other funds or pooled investment vehicles; (iii) will only invest in UCITS-eligible assets; (iv) will follow a diversification profile similar to UCITS, (v) will invest no more than 20% of its net assets in the securities of a single issuer; (vi) will re-invest cash collateral received in accordance with the above diversification rules; (vii) will not invest either directly or indirectly through derivatives in private equity or in illiquid assets such as commodities or real estate, nor in precious metals or certificates representing them; (viii) will not engage in physical short selling, nor undertake uncovered sales of transferable securities and money market instruments and shall comply with UCITS equivalent requirements regarding short sale restrictions; and (ix) will not grant loans or provide guarantees on behalf of third parties, nor engage in any other lending activity prohibited under the rules applicable to UCITS funds. A UCITS Eligible Fund shall not be required to comply with any of the restrictions set forth in this section if such compliance would cause it to violate any U.S. law, including the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations thereunder.

Principal Risks of Investing in the Fund

This section of the Prospectus provides additional information about the Funds’ investment practices and related risks, including principal and non-principal strategies and risks. This Prospectus does not describe all of a Fund’s investment practices; additional information about each Fund’s risks and investments can be found in the Funds’ SAI. A Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirectly through the Fund’s investments in underlying funds, if applicable. Each risk summarized below is a principal risk of investing in the applicable Fund(s) and different risks may be more significant at different times

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depending upon market conditions or other factors. Before you decide whether to invest in a Fund, carefully consider these risks and special considerations associated with investing in the Fund, which may cause you to lose money. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks, which are described in alphabetical order and not in order of perceived importance or potential exposure, can negatively affect a Fund’s performance. The risks described in this Prospectus (and in the SAI) are not intended to include every potential risk of investing in the Funds.

Authorized Participant Concentration Risk. (All Funds) To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. (All Funds) The Fund may affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If the Fund effects redemptions for cash, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Concentration Risk. (North Square Global Infrastructure ETF). Because the Fund concentrates its investments in securities of issuers in the infrastructure group of industries, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the infrastructure group of industries. The Fund is subject to the risk that: (i) its performance will be closely tied to the performance of those particular industries; (ii) its performance will be adversely impacted when such industries experience a downturn; and (iii) it will perform poorly during a slump in demand for securities of companies in such industries.

Contingent Convertible Securities Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF) In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off, or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off, or convert a CoCo may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. Further, if an issuer liquidates, dissolves, or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as a fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated. Any liquidation, dissolution or winding up of a CoCo issuer will result in a loss of any dividend or interest income from an investment in that issuer. Finally, coupons (i.e., interest) payments on CoCos are typically fully discretionary, which means that they can be canceled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the issuer absorb losses, without causing a default.

Convertible Securities Risk. (North Square Convertible Bonds ETF, North Square Disciplined Value ETF, North Square Growth Opportunities ETF). Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

●	Convertible or Exchangeable Bond Risk. Convertible or exchangeable bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible or exchangeable bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

●	Mandatory Convertible Bond Risk. Mandatory convertible bonds have a required conversion to the underlying equity upon the maturity of the bond. Although they generally rank equal to traditional convertible bonds during their term, the required conversion to equity results in a greater level of variation in the security’s value at the end of the term. As a result, mandatory convertible bonds are subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by a Fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the Fund’s investment could decline. Further, a Fund could lose money if an issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligation on an investment held by the Fund. If the Fund enters into financial contracts (such as certain derivatives, repurchase

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agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparties. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.

Currency Risk. (North Square Convertible Bonds ETF and North Square Global Macro Bonds ETF). The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and political developments in the U.S. and abroad. In addition, the Fund’s use of foreign currency derivatives may not be successful, including due to delays in placing trades and other operational limitations, in hedging non-dollar investments back to the U.S. dollar and the use of such strategies may lower the Fund’s potential returns.

Cybersecurity Risk. (All Funds). Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the Adviser, the Sub-Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of a Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject a Fund to regulatory fines or financial losses, and/or cause reputational damage. A Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. The use of artificial intelligence and machine learning could exacerbate these risks. There is no guarantee a Fund will be successful in protecting against cybersecurity breaches.

Derivatives Risk. (North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF and North Square Growth Opportunities ETF). The use of derivative instruments exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent a Fund is required to pledge collateral in the form of liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these margin requirements. There is a possibility that margin requirements involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Opening derivative positions also exposes a Fund to the risk that the counterparty to the transaction defaults. Additionally, certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral and the Fund may have to post additional margin or collateral if the value of the derivative position decreases in a manner adverse to the Fund. The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In addition, Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act, replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the 1940 Act. As applied to a Fund, the Derivatives Rule requires the Fund to implement: (i) limits on leverage calculated based value-at-risk (“VAR”); (ii) a written derivatives risk management program (“DRMP”) administered by a derivatives risk manager appointed by the Fund’s Board and (iii) new reporting and recordkeeping requirements.

Duration Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). Duration is a measure of the expected price volatility of a fixed income security to changes in interest rates. The duration of a fixed income security may be shorter than or equal to full maturity of a fixed income security. Fixed income securities with longer durations have more risk and will decrease in price as interest rates rise.

Emerging Market Risk. (North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF). Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries, as defined by the World Bank, International Finance Corporation or the MSCI, Inc. emerging market indices or other comparable indices. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and the economic conditions of their trading partners. Emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar and may not be traded internationally. Some countries with emerging securities markets have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Emerging securities markets typically have substantially less volume than U.S. markets, securities in these markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies. Delays may occur in settling securities transactions in emerging market countries, which could adversely affect a Fund’s ability to make or liquidate investments in those markets in a timely fashion. In addition, it may not be possible for a Fund to find satisfactory custodial services in an emerging market country, which could increase the Fund’s costs and cause delays in the transportation and custody of its investments. Companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. The legal remedies for investors in emerging markets may be more limited than remedies available in the U.S. and the ability of U.S. authorities (e.g., the SEC and U.S. Department of Justice) to bring actions against bad actors may be limited.

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Equity Risk. (North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Disciplined Value ETF, North Square Growth Opportunities ETF). The value of equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which a Fund invests. The price of common stock of an issuer in a Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Structure Risk. (All Funds) Each Fund is an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares and/or lead to differences between the NAV of the Fund’s shares and the market price of those shares.

●	Fluctuations of Net Asset Value and Market Prices for the Fund’s Shares. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. The Adviser cannot predict whether the shares will trade below, at or above their NAV. There may be times when the market price of the Fund’s shares and the Fund’s NAV vary significantly, and that variation may be more pronounced during times of market stress. In addition, when all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the Fund’s NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

●	Market Stress May Amplify Fluctuations. In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market prices of Fund shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF, North Square Growth Opportunities ETF). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of fixed income securities tend to move inversely with changes in interest rates. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities being more volatile than higher rated securities. The longer the effective maturity and duration of the securities, the more a Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.) Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, a Fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Focus Risk. (All Funds) To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Investment Risk. (All Funds). Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. In addition, changes in exchange rates and interest rates, and imposition of foreign taxes, may adversely affect the value of a Fund’s foreign investments. Foreign companies are generally

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subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. A Fund’s investments in depositary receipts (including ADRs and GDRs) are subject to these risks, even if denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of depositary receipts. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Gap Risk. (All Funds). A Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually, such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Growth-Oriented Investment Strategies Risk. (North Square Growth Opportunities ETF). Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short-term.

High Portfolio Turnover Risk. (North Square Disciplined Value ETF, North Square Growth Opportunities ETF). The Fund may engage in active and frequent trading and may have a high portfolio turnover, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

High Yield (“Junk”) Bond Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). High yield bonds (often called “junk bonds”) are speculative, involve greater risks of default or downgrade and are more volatile and tend to be less liquid than investment-grade securities. High yield bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. Companies issuing high yield fixed-income securities are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. These factors could affect such companies’ abilities to make interest and principal payments and ultimately could cause such companies to stop making interest and/or principal payments. In such cases, payments on the securities may never resume, which would result in the securities owned by the Fund becoming worthless. The market prices of junk bonds are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer.

Inflation and Deflation Risk. (All Funds). Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Infrastructure Company Risk. (North Square Global Infrastructure ETF). Because the Fund invests significantly in companies that are engaged in the infrastructure business, the Fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the Fund.

Interest Rate Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). Prices of fixed income securities tend to move inversely with changes in interest rates. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in a Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments. These risks are greater during periods of rising inflation. In addition, a rise in interest rates may result in periods of volatility and increased redemptions that might require a Fund to liquidate portfolio securities at disadvantageous prices and times.

Large-Cap Company Risk. (North Square Disciplined Value ETF, North Square Growth Opportunities ETF). Securities of companies with market capitalizations that are larger than small- and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may underperform other segments of the market due to an inability to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

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Large Shareholder Risk. (All Funds). Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Liquidity Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Certain debt obligations may be difficult or impossible to sell at the time and price that the Adviser would like to sell due to a lack of demand in the marketplace or other factors such as market turmoil. The Adviser may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of a Fund. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions of fixed income securities or fixed income funds may be higher than normal. Additionally, securities of companies with smaller market capitalizations, foreign securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. In addition, trading illiquid investments in-kind can be limited or restricted, which could impact the tax efficiency of the Fund. See “Cash Transactions Risk” above.

Management and Strategy Risk. (All Funds). The value of your investment depends on the judgment of the Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Adviser in selecting investments for a Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. To the extent that a Fund invests a significant percentage of its assets in any one underlying fund, the Fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stock Risk). (North Square Global Infrastructure ETF) To the extent the fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

Market Risk. (All Funds). The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to domestic and foreign (non-U.S.) economic growth and market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. Such environments could make identifying investment risks and opportunities especially difficult for the Adviser or the Sub-Adviser, as applicable. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on a Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on a Fund’s returns. The Adviser or the Sub-Adviser, as applicable, will monitor developments and seek to manage a Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Mid-Cap Company Risk. (North Square Growth Opportunities ETF) Investing in mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

New Fund Risk. (All Funds) The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. (North Square Growth Opportunities ETF) The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a more significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to the adverse effects of a single corporate, economic, political or regulatory occurrence.

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Optionality Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). A security may be subject to call, reinvestment, or extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Preferred Securities Risk. (North Square Disciplined Value ETF, North Square Growth Opportunities ETF). There are two types of preferred securities: retail and institutional. Preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many preferred securities are non-cumulative, in which case dividends do not accumulate and need not ever be paid. The Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make-up any missed payments to its stockholders. There is no assurance that dividends or distributions on the preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases, the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares. Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Prepayment Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Rating Agencies Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

Reliance on Technology Risk. (All Funds). Each Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Because of the quantity and nature of the software utilized, software errors may occur, and certain of these errors may impact portfolios. Additionally, with respect to third-party hardware and software, such errors are often entirely outside of the control of a Fund. The Adviser or the Sub-Adviser, as applicable, seeks to reduce the incidence of software errors through a certain degree of internal testing and seeks to reduce the impact of such errors through monitoring and the use of certain independent safeguards in the overall portfolio management system and often, with respect to proprietary software, in the software code itself. Despite such testing, monitoring and independent safeguards, these software errors may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly allocate trades among clients, the failure to properly gather and organize available data and/or the failure to take certain hedging or risk reducing actions. These errors may be extremely hard to detect. Regardless of how difficult their detection appears in retrospect, some of these errors may go undetected for long periods of time and some may never be detected. The impact caused by errors may be compounded over time. A Fund assumes that software errors and their ensuing risks are an inherent part of investing with a process-driven, systematic investment manager, and does not expect to perform a materiality analysis on the vast majority of errors discovered. The Adviser or the Sub-Adviser, as applicable, seeks, on an ongoing basis, to create adequate backups of software and hardware where possible but there is no guarantee that such efforts will be successful. Further, to the extent that an unforeseeable software or hardware malfunction or problem is caused by a defect, virus or other outside force, investors may be materially adversely affected.

Rule 144A and Regulation S Securities Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). Rule 144A and Regulation S Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A and Regulation S Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A and Regulation S

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Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A and Regulation S Securities at a desirable time or price.

Sector Focus Risk. (North Square Global Infrastructure ETF, North Square Disciplined Value ETF, North Square Growth Opportunities ETF). Each Fund may invest a larger portion of its assets in one or more asset classes, market segments or sectors of the economy than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. At times, the performance of a Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

●	Communication Services Sector Risk. Companies in the Communication Services sector tend to be particularly exposed to macroeconomic conditions due to their reliance on global advertising business. Their profitability can be significantly affected by an abrupt contraction in economic activity in major economies, as well as by regulation and disruption induced by technological innovation. Therefore, they can display higher volatility than the rest of the market.

●	Consumer Discretionary Sector Risk. Consumer Discretionary sector presents a high level of concentration due to the extremely high weight of Amazon and Tesla, which together represent more than half of the sector. Because these two companies operate at the forefront of technological innovation in fields like robotics, space, and autonomous driving, their performance might significantly decouple from the rest of the consumer sector which responds to different drivers.Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials sector could have an adverse impact on the Funds. Due to increased inter-sector consolidation, banks, insurance companies, and financial services companies may be subject to severe competition.

●	Energy Sector Risk. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. The demand for oil and other energy commodities was adversely impacted by the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

●	Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

●	Health Care Sector Risk. The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

●	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

●	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

●	Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operations costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Sovereign Debt Risk. (North Square Global Macro Bonds ETF). The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

U.S. Government Securities Risk. (North Square Global Macro Bonds ETF). A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government

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would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Unrated Securities Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). A substantial portion of the convertible securities market consists of issues which are unrated. This means they have not been issued a rating by a nationally recognized statistical rating organization and are not being monitored for credit rating changes, although in some cases the underlying corporation may have a corporate rating. For unrated securities, the Fund relies on the Adviser’s investment team to evaluate the issue’s credit and to assign an internal rating equivalent. Unrated securities may be subject to greater credit spread volatility and uncertainty regarding the market price of the issue’s credit and may decline significantly in periods of general economic difficulty.

Valuation Risk. (All Funds). If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Value-Oriented Investment Strategies Risk. (North Square Disciplined Value ETF). Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore, the Funds are most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Variable Rate Securities Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). Variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Variable rate securities may be subject to greater liquidity risk than other debt securities, and there may be limitations on the Fund’s ability to sell the securities at any given time.

Yield Curve Risk. (North Square Convertible Bonds ETF, North Square Global Macro Bonds ETF). This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

More about the Funds	39

MANAGEMENT OF THE FUNDS

Investment Adviser

North Square, a Delaware limited liability company with its principal place of business at 200 West Madison Street, Suite 2610, Chicago, Illinois 60606, is each Fund’s investment adviser and provides investment advisory services to each Fund pursuant to an investment advisory agreement between the Adviser and Exchange Place Advisors Trust (“Trust”), on behalf of each Fund (the “Advisory Agreement”). Founded in September 2018, North Square is a registered investment adviser.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Fund, including furnishing a continuous investment program for the Fund and determining what securities and other investments the Fund should buy and sell. The Adviser, together with the administrator to the Fund, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services.

In rendering investment advisory services to North Square Convertible Bonds ETF, the Adviser will use the resources of Azimut DIFC Ltd. (Dubai, UAE) (“Azimut DIFC”), a non-U.S. affiliate of the Adviser that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), to provide portfolio management, research and related services to North Square Convertible Bonds ETF. The affiliation between the Adviser and Azimut DIFC is through the common ownership by Azimut Holding S.p.A. (Italy) (“Azimut Group”). Under the terms of a Participating Affiliate Agreement between the Adviser and Azimut DIFC, Azimut DIFC is considered to be a Participating Affiliate of the Adviser, as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, Azimut DIFC and its employees who provide services to the North Square Convertible Bonds ETF are deemed to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision. Azimut DIFC has appointed the Adviser to act as its resident agent for service of process in the U.S.

In rendering investment advisory services to North Square Global Infrastructure ETF, the Adviser will use the resources of Azimut Investments S.A. (Luxembourg, Luxembourg) (“Azimut Investments Luxembourg”), a non-U.S. affiliate of the Adviser that is not registered under the Advisers Act, to provide portfolio management, research and related services to North Square Global Infrastructure ETF. The affiliation between the Adviser and Azimut Investments Luxembourg is through the common ownership by Azimut Holding S.p.A. (Italy) (“Azimut Group”). Under the terms of a Participating Affiliate Agreement between the Adviser and Azimut Investments Luxembourg, Azimut Investments Luxembourg is considered to be a Participating Affiliate of the Adviser, as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, Azimut Investments Luxembourg and its employees who provide services to the North Square Global Infrastructure ETF are deemed to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision. Azimut Investments Luxembourg has appointed the Adviser to act as its resident agent for service of process in the U.S.

In rendering investment advisory services to North Square Global Macro Bonds ETF, the Adviser will use the resources of Azimut Switzerland S.A. (Lugano, Switzerland) (“Azimut Switzerland Lugano”), a non-U.S. affiliate of the Adviser that is not registered under the Advisers Act, to provide portfolio management, research and related services to North Square Global Macro Bonds ETF. The affiliation between the Adviser and Azimut Switzerland Lugano is through the common ownership by Azimut Holding S.p.A. (Italy) (“Azimut Group”). Under the terms of a Participating Affiliate Agreement between the Adviser and Azimut Switzerland Lugano, Azimut Switzerland Lugano is considered to be a Participating Affiliate of the Adviser, as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, Azimut Switzerland Lugano and its employees who provide services to North Square Global Macro Bonds ETF are deemed to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision. Azimut Switzerland Lugano has appointed the Adviser to act as its resident agent for service of process in the U.S.

The Adviser is authorized to delegate certain of its duties with respect to the Fund to one or more sub-advisers. For each of North Square Disciplined Value ETF and North Square Growth Opportunities ETF, the Adviser has engaged CSM Advisors, LLC, an affiliate of, and under common control with, the Adviser (“CSM” or the “Sub-Adviser”) pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending its hiring, termination, and replacement for approval by the Board of Trustees (the “Board of Trustees” or the “Board”). The Adviser is also responsible for determining the portion of a Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For each sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of the Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Fund’s investment objectives, strategies and policies. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Fund, the Adviser assumes reputational and other risks associated with the operation of the Fund and provides the Fund with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

For its services, the Adviser is entitled to receive the below annual management fee from the Fund, calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
North Square Convertible Bonds ETF	0.59%
North Square Global Infrastructure ETF	0.55%
North Square Global Macro Bonds ETF	0.49%
North Square Disciplined Valued ETF	0.38%
North Square Growth Opportunities ETF	0.38%

Management of the Funds	40

Each Fund’s management fee is a “unitary” fee that includes all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Manager-of-Managers Arrangement

Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser have been granted exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with the Adviser or its parent company, other than wholly-owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the Sub-Adviser or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

Sub-Adviser

North Square Disciplined Valued ETF, North Square Growth Opportunities ETF

CSM Advisors, LLC (“CSM” or a “Sub-Adviser”), located at 2000 Ericsson Drive, Suite 100, Warrendale, Pennsylvania 15086, acts as an investment sub-adviser to North Square Disciplined Valued ETF and North Square Growth Opportunities ETF (the “CSM Sub-Advised Funds”). CSM is an affiliate of, and under common control with, the Adviser and is an investment adviser registered with the SEC.

For its investment sub-advisory services, CSM is entitled to receive an annual fee paid solely by the Adviser based on the applicable Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreements for North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Valued ETF, North Square Growth Opportunities ETF is expected to be available in the Funds’ Form N-CSRS filed with the SEC for the fiscal period ending November 30, 2026 and in the applicable financial statements posted at https://northsquareinvest.com.

Portfolio Managers

North Square Convertible Bonds ETF

The Portfolio of North Square Convertible Bonds ETF is managed by Nicolò Bocchin.

Nicolò Bocchin joined Azimut Group in 2018 and currently serves as Senior Portfolio Manager at Azimut (DIFC) Ltd and Global Head of Fixed Income for the Azimut Group. In this role, he is responsible for coordinating more than 20 fixed income portfolio managers across Azimut’s global offices. He also heads and leads Azimut Group’s Fixed Income Committee. Prior to joining Azimut Group, Nicolò spent over 16 years at Aletti Gestielle in Milan, where he worked as a Portfolio Manager with responsibility for the credit desk. He holds a B.A. in International Finance with a specialization in Banking & Investment from the European School of Economics in Italy, as well as a Certificate in Investment Banking from New York University.

North Square Global Infrastructure ETF

The Portfolio of North Square Global Infrastructure ETF is managed by Matteo Facchi.

Matteo Facchi joined Azimut Group in 2015 and currently serves as Portfolio Manager at Azimut Investments S.A. in Luxembourg. Since he joined the Azimut Group, Matteo has covered several sectors across the global infrastructure asset class, while also working as an analyst on Merger Arbitrage strategies. Since 2018 he has been responsible for managing several thematic equity strategies with a focus on infrastructure, water, waste, and renewable energies. Matteo is also Co-Portfolio Manager of another fund, where the equity exposure is function of a PIPE (Private Investments Public Equity) investment approach. He holds a Bachelor’s degree in Banking &

Management of the Funds	41

Finance and a Master’s degree in Finance & Risk Management from University of Brescia in Italy, as well as a CFA Institute Certificate in ESG Investing obtained in May 2022.

North Square Global Macro Bonds ETF

The Portfolio of North Square Global Macro Bonds ETF is managed by Giovanni Matteucci.

Giovanni Matteucci is Azimut Group’s Group Co-Head of Global Fixed Income and Azimut Switzerland S.A.’s Head of Asset Management. In his current role, Giovanni is responsible for over $2.0 billion in assets, allocated to UCITS Fixed Income strategies invested across several segments of public Fixed Income. Giovanni is a member and co-chair of the Azimut Global Fixed Income Committee. Prior to assuming his current position in 2023, Giovanni held the role of lead Portfolio Manager for the fund AZ Fund 1 – AZ Bond – Global Macro Bond. After his promotion to Head of Asset Management at Azimut Switzerland S.A., Giovanni has kept the role of lead Portfolio Manager for the fund AZ Fund 1 - AZ Bond - Global Macro Bond and took the responsibility of lead PM of another fund focusing on high yield bonds. Before joining Azimut Switzerland S.A. in 2020, Giovanni was Head of FX UK Institutional Sales at Nomura. In his role, Giovanni was responsible for the distribution of FX (G10 and EM) to UK Real Money investors and to Hedge Funds based in Europe. Prior to assuming this role in April 2019, Giovanni was Head of FX UK Hedge Fund Sales, since April 2018. Prior to joining Nomura in 2010, Giovanni worked at Barclays Capital, in FX Sales, as well as Goldman Sachs, as an equity research salesperson. Giovanni has been in the financial industry since 2006. Giovanni earned his MSc degree in Management Engineering from La Sapienza University. He is a native of Rome, Italy.

North Square Disciplined Valued ETF

The Portfolio of North Square Disciplined Valued ETF is managed by Mary Jane Matts, CFA, Ted Y. Moore, CFA, and Graham P. Harkins, CFA.

Mary Jane Matts, CFA, is the Director, Large Cap Equities at CS McKee, following its acquisition of Foundry Partners. Mary Jane began her investment career in 1987 and joined Foundry Partners at its inception, following the firm’s transition from ClearArc Capital, formerly Fifth Third Asset Management (FTAM). She was with FTAM from 2005 through January 31, 2013, in a similar capacity. Prior to her time with FTAM, she held various investment management roles at National City beginning in 1995, including leading the Value Equity Team for National City’s institutional asset management group and serving as Director of Research for National City Wealth Management. Earlier in her career, she was Director of Research at Society Asset Management Inc. (now known as Victory Capital Management). Ms. Matts earned a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College and earned her MBA from Case Western Reserve University. She is a CFA Charterholder and member of the CFA Society of Cleveland.

Ted Y. Moore, CFA, is a Senior Portfolio Manager, Large Cap Equities at CS McKee, following its acquisition of Foundry Partners. Ted began his investment career in 1997 and joined Foundry Partners at its inception, following the firm’s transition from ClearArc Capital, formerly Fifth Third Asset Management (FTAM). He was with FTAM from 2006 through January 31, 2013, in a similar capacity. Prior to his time with FTAM, he served as an Equity Research Analyst for National City Private Client Group, and earlier in his career, he worked at Morgan Keegan & Co. Mr. Moore graduated from Williams College with a B.A. in History and earned his MBA in Finance from Indiana University. He is a CFA Charterholder and member of the CFA Society of Cleveland.

Graham P. Harkins, CFA, is a Senior Portfolio Manager, Large Cap Equities at CS McKee, following its acquisition of Foundry Partners. Graham began his investment career in 2012 and joined Foundry Partners as a Research Analyst in October 2019. Prior to joining Foundry, he was with Mellon Capital from 2014 to 2019 as a member of the Equity Index Team, where he served as the primary portfolio manager on a Russell 2000 benchmarked account as well as two global growth funds. He began his career at BNY Mellon and transitioned to Mellon Capital in 2014. Mr. Harkins graduated from Gettysburg College with a double major in Economics and History. He is a CFA Charterholder and member of the CFA Society of Cleveland.

North Square Growth Opportunities ETF

The Portfolio of North Square Growth Opportunities ETF is managed by Saverio Papagno.

Saverio Papagno is a member of the equity investment team at CS McKee. He is an experienced global equity portfolio manager with a background in managing growth-oriented equity strategies across international markets. Prior to joining CS McKee, he was a portfolio manager with Azimut-affiliated entities, including Azimut Investments S.A. (Luxembourg) and Azimut (DIFC) Ltd. (Dubai), where he managed a global growth UCITS strategy. Mr. Papagno holds a graduate degree from Bocconi University in Italy and has spent his career focused on fundamental equity research and portfolio management. His experience managing global growth portfolios includes significant exposure to U.S.-listed equities, which will form the primary focus of the ETF.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.

Management of the Funds	42

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under each Fund’s Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution services. If these distribution services are provided, the Fund may pay distribution fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution fees are currently paid by a Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Additional Compensation to Financial Intermediaries: Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), the Funds’ distributor, its affiliates, and each Fund’s Adviser or Sub-Adviser (if applicable) or their affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Adviser. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to any Rule 12b-1 fees that the Fund could charge pursuant to a Rule 12b-1 plan and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund’s shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. If for example, the NYSE closes at 1:00 p.m. New York time, each Fund’s NAV would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless a “fair value” adjustment is determined to be appropriate due to subsequent events. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). A Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Funds do not value their shares, which may significantly affect the Funds’ NAVs on days when you are not able to buy or sell Fund shares. Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when a Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

The Funds’ securities generally are valued at market price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing inherently involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Fair value prices can differ from market prices when they become available or when a price otherwise becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Funds. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

In certain circumstances, the Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Other types of portfolio securities that a Fund may fair value include, but are not limited to: (1) investments that are classified as illiquid or trade infrequently, which may include “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

Premium/Discount Information

Most investors will buy and sell shares of a Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.

Information regarding how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://northsquareinvest.com.

Purchase and Sale of Shares

Shares of the each Fund are listed for trading on the Exchange under the following symbol:

Fund	Symbol
North Square Convertible Bonds ETF	NSIC
North Square Global Infrastructure ETF	NSII
North Square Global Macro Bonds ETF	NSIB
North Square Disciplined Valued ETF	NSIV
North Square Growth Opportunities ETF	NSIG

Distribution Plan; Determination of Net Asset Value	43

Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly from a Fund must follow the Fund’s procedures, which are described in the SAI.

A Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of shares of a Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and each Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Distribution Plan; Determination of Net Asset Value	44

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in a Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that a Fund’s shares trade at or close to NAV. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. A Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

Frequent Purchases and Redemptions of Fund Shares	45

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, each Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed for cash and/or in-kind in Creation Units at each day’s next calculated NAV. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid (i) semiannually (in June and December) by each of North Square Disciplined Valued ETF and North Square Growth Opportunities ETF and (ii) monthly by each of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, and North Square Global Macro Bonds ETF. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, ordinarily are declared and paid by each Fund as stated above. A Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to U.S. federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain – a maximum of 20%. In addition, a 3.8% Medicare tax will also apply. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations – subject to similar restrictions.

In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

In addition, to the extent a Fund designates dividends it pays to you as “Section 199A dividends,” non-corporate shareholders may be eligible for a 20% deduction with respect to such dividends. The amount of Section 199A dividends that a Fund may pay and report to you is limited to the excess of the ordinary REIT dividends, other than capital gain dividends and portions of REIT dividends designated as qualified dividend income, if any, that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of and in reduction of your basis in the shares and as capital gain thereafter (assuming you hold the shares as capital assets). A distribution will reduce a Fund’s NAV per Share and may be taxable to you at ordinary income or capital gain rates (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, a Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component (as defined in the SAI) it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units

Dividends, Distributions, and Taxes	46

cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “FEDERAL INCOME TAX MATTERS” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and a Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “FEDERAL INCOME TAX MATTERS” in the SAI for additional information about tax.

Dividends, Distributions, and Taxes	47

OTHER INFORMATION

Investment by Other Investment Companies

For purposes of the 1940 Act, a Fund is a registered investment company, and the acquisition of a Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Rule 12d1-4 under the 1940 Act allows a registered investment company to invest in Fund shares beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into an Investment Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Fund.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by each Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, each Fund mails only one copy of the prospectus and each annual and semi-annual report (or, if applicable, each notice of electronic accessibility thereof) to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the applicable Fund at 1-855-514-7733 on days the Fund is open for business or contact your financial institution. A Fund will begin sending you individual copies thirty days after receiving your request.

Other Information	48

FINANCIAL HIGHLIGHTS

Because the Funds have not commenced investment operations as of the date of this Prospectus, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

Financial Highlights	49

FINANCIAL STATEMENTS AND REPORTS

Each Fund shall publish annual financial statements for each fiscal year and semi-annual reports for each six-month period. The financial statements will be prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and the annual financial statements will be audited by an independent registered public accounting firm.

Financial Statements and Reports	50

FUND SERVICE PROVIDERS

Investment Adviser
North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, IL 60606

Investment Sub-Adviser

CSM Advisors, LLC

2000 Ericsson Drive, Suite 100

Warrendale, PA 15086

Fund Administrator and Fund Accountant
Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

1-513-587-3400

Custodian and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)

190 Middle Street, Suite 301

Portland, ME 04101

www.acaglobal.com

Counsel to the Trust
Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Fund Service Providers	51

North Square Funds

FOR MORE INFORMATION

Statement of Additional Information (“SAI”)

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Shareholder Reports

Because the Funds have not commenced investment operations as of the date of this Prospectus, shareholder reports and financial statements are not available for the Funds at this time. In the future, additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recent fiscal year. In Form N-CSR (when available), you will find the Funds’ annual and semi-annual financial statements.

The Funds’ SAI is available and annual and semi-annual reports, and other information such as the Funds’ financial statements, will be available, free of charge, on the Funds’ website at https://northsquareinvest.com. You can also obtain a free copy of the Funds’ SAI or annual and semi-annual reports (when such reports are available), request other information (such as the Funds’ financial statements, when available), or inquire about a Fund by contacting a broker that sells shares of the Fund or by calling the Funds (toll-free) at 1-855-514-7733 or by writing to:

North Square Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Reports and other information about the Funds are available:

●	Free of charge on the SEC’s EDGAR Database on the SEC’s website at http://www.sec.gov; or

●	For a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act file no. 811-23373.)

Statement of Additional Information

NORTH SQUARE FUNDS

North Square Convertible Bonds ETF (NSIC)

Listed and Traded on the NYSE Arca, Inc.

North Square Global Infrastructure ETF (NSII)
Listed and Traded on the NYSE Arca, Inc.

NORTH SQUARE GLOBAL MACRO BONDS ETF (NSIB)
Listed and Traded on the NYSE Arca, Inc.

NORTH SQUARE DISCIPLINED VALUE ETF (NSIV)
Listed and Traded on the NYSE Arca, Inc.

NORTH SQUARE GROWTH OPPORTUNITIES ETF (NSIG)
Listed and Traded on the NYSE Arca, Inc.

June 30, 2026

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus of the North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF, and North Square Growth Opportunities ETF (each a “Fund,” and collectively, the “Funds”) dated June 30, 2026, as may be amended from time to time (the “Prospectus”). The Prospectus is hereby incorporated by reference, which means it is legally part of this document. Each Fund is a series of Exchange Place Advisors Trust (the “Trust”). North Square Investments, LLC (“North Square” or the “Adviser”) is the investment adviser to the Funds. A copy of the Funds’ Prospectus may be obtained on the Funds’ website, https://northsquareinvest.com or by contacting the Fund at the address or telephone number specified below.

North Square Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

1-855-514-7733

TABLE OF CONTENTS

THE TRUST AND THE FUNDS	1
INVESTMENT STRATEGIES, POLICIES AND RISKS	1
MANAGEMENT OF THE FUNDS	26
PORTFOLIO TRANSACTIONS AND BROKERAGE	34
PORTFOLIO TURNOVER	35
PROXY VOTING POLICY	35
CODES OF ETHICS	35
ANTI-MONEY LAUNDERING PROGRAM	35
PORTFOLIO HOLDINGS INFORMATION	35
DETERMINATION OF NET ASSET VALUE	37
PURCHASE AND REDEMPTION OF FUND SHARES	37
FEDERAL INCOME TAX MATTERS	42
DIVIDENDS AND DISTRIBUTIONS	45
GENERAL INFORMATION	46
FINANCIAL STATEMENTS	46
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST AND THE FUNDS

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust currently consists of several series of shares of beneficial interest. This SAI relates only to the North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF, and North Square Growth Opportunities ETF (each a “Fund,” and collectively, the “Funds”), and not to the other series of the Trust.

The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The North Square Growth Opportunities ETF is a non-diversified fund. Each other Fund is a diversified fund, which means it is subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, government securities, and securities of other investment companies.

Moreover, each of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF and North Square Global Macro Bonds ETF (each, a “UCITS Eligible Fund”) seeks to be compliant with rules under the European Union’s Undertakings for Collective Investment in Transferable Securities Directive, as amended (the “UCITS Directive”) to the extent necessary to permit funds authorized under the UCITS Directive to invest in such UCITS Eligible Fund. The UCITS Directive includes investment diversification standards to which each UCITS Eligible Fund will adhere. See “Investment Restrictions - UCITS Eligibility Restrictions” below. Compliance with the diversification requirements of the UCITS Directive may limit the investment flexibility of a UCITS Eligible Fund and may make it less likely that such UCITS Eligible Fund will meet its investment objective.

Each Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 10,000 Shares (a “Creation Unit”). Each Fund will issue and redeem Creation Units principally in exchange for a deposit of a specified cash payment, plus a transaction fee. Each Fund may also issue and redeem Creation Units in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is or will be approved for listing on the NYSE Arca, Inc. (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of Shares for cash or in-kind at its discretion. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE AND REDEMPTION OF FUND SHARES below.

Exchange Listing and Trading

In order to provide additional information regarding the indicative value of Shares of a Fund, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for such Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The Funds’ principal investment strategies and the summaries of risks associated with the same are described in the Funds’ Prospectus. The discussion below provides additional information pertaining to those principal investment strategies and related risks, as well as additional information about other investment strategies that the Funds may utilize and related risks that may apply to the Funds, even though they are not considered to be “principal” investment strategies of the Fund. Accordingly, an investment strategy and related risk that is described below, but which is not described in the Funds’ Prospectus, should not considered to be a principal investment strategy or principal risk applicable to the Funds.

The Funds may engage in any of the investment strategies or purchase any of the investments described below directly, through their investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.

PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS

The Funds’ principal investment types and related risks are identified in the table below and described in detail following the table.

Investments and Risks	North Square Convertible Bonds ETF	North Square Global Infrastructure ETF	North Square Global Macro Bonds ETF	North Square Disciplined Value ETF	North Square Growth Opportunities ETF
Equity Securities	X	X		X	X
Common Stock	X	X		X	X
Preferred Stock	X	X		X	X
Micro Cap Stock	X	X
Small Cap Stock	X	X
Mid Cap Stock	X	X		X	X
Large Cap Stock	X	X		X	X
Convertible Securities	X	X		X	X
Exchange-Traded Funds (“ETFs”)		X		X	X
Initial Public Offerings (“IPOs”)		X		X	X

Investments and Risks	North Square Convertible Bonds ETF	North Square Global Infrastructure ETF	North Square Global Macro Bonds ETF	North Square Disciplined Value ETF	North Square Growth Opportunities ETF
Preferred Securities	X
Traditional Preferred Securities	X
Hybrid or Trust Preferred Securities	X
Floating Rate Preferred Securities	X
Debt Securities	X	X	X		X
Lower Rated Debt	X		X
Municipal Bonds	X		X
Government Obligations	X	X	X		X
Inflation-Linked Securities	X		X
Foreign Investments	X		X
Depositary Receipts	X	X	X	X	X
Emerging Markets	X	X	X
Real Estate Investment Trusts (“REITs”)		X
Warrants and Rights		X		X	X
Investment Company Securities		X		X	X
Mortgage-Backed Securities
Mortgage Dollar Rolls
Asset-Backed Securities
Bank Loans and Loan Participations
Derivatives	X	X	X		X
Forwards	X	X	X		X
Futures	X	X	X		X
Options	X	X	X		X
Swaps	X	X	X		X
Short-Term Investments	X	X	X	X	X

EQUITY SECURITIES

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed-income and money market investments, common stocks have also experienced significantly more volatility than the returns from those other investments.

Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Communication Services Sector Risk. Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition.

●	Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

●	Consumer Staples Sector Risk. The performance of companies in the consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

●	Energy Sector Risk. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. The demand for oil and other energy commodities was adversely impacted by the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

●	Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

●	Health Care Sector Risk. The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

●	Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

●	Information Technology Sector. Information Technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, depletion of resources, decreases in demand, over-production, litigation and changes in government regulations, among other factors.

●	Real Estate Sector Risk. Securities in the real estate sector are susceptible to the risks associated with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Certain investments in real estate-related investments were negatively affected by the COVID-19 pandemic. Potential impacts of pandemics on the real estate sector include lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences.

●	Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operations costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Preferred Stock

A Fund may invest in preferred securities (also known as preferred stock). Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, a Fund may receive stocks or warrants as a result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

Micro-, Small-, and Mid-Cap-Sized Stocks

A Fund may invest in stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require such Fund to liquidate some of its securities positions. In addition, it may be prudent for a Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund’s asset size increases, such Fund may reduce its exposure to small capitalization securities that have decreased liquidity, which could adversely affect performance.

Stocks of companies with medium market capitalizations (i.e., mid-cap companies) share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although mid-cap companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Large-Cap-Sized Stocks

A Fund may invest in stock of companies with market capitalizations that are larger than small- and mid-cap companies. Large cap companies may be unable to attain or maintain the high growth rate of successful smaller companies (compared to small- and mid-cap companies) during times of economic expansion. The securities of large-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes.

Convertible Securities

A Fund may invest in convertible securities. A convertible security is a preferred stock, warrant or other security that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. As such, convertible securities expose the Funds to risks associated with both equity and fixed-income securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Contingent Convertible Securities. Contingent convertible securities (which generally provide for conversion under certain circumstances) are hybrid securities, issued by non-U.S. financial institutions and distinguished as a subset of convertible securities. Like mandatory convertible securities (and unlike traditional convertible securities), some contingent convertible securities provide for mandatory conversion under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company’s regulator decides that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Further, some contingent convertible securities have a set stock conversion rate that would cause a reduction in the value of the security if the price of the stock is below the conversion price on the conversion date. In addition, various contingent convertible securities may contain features that limit an investor’s ability to convert the security unless certain conditions are met.

Exchange-Traded Funds (“ETFs”) and Mutual Funds

A Fund may invest in ETFs. ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as unit investment trusts (“UITs”). Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value (“NAV”) of the Index and the NAV of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. The secondary market is where individual investors can trade as little as a single share. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by a Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

A Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser or Sub-Adviser) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. An ETF may also trade at a discount to its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Funds may pay brokerage commissions in connection with the purchase and sale of shares of investment companies. In addition, a Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Funds will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk. Investments in ETFs and mutual funds are also subject to the following additional risks:

●	Expenses. The cost of investing in a Fund investing in other investment companies will generally be higher than the cost of investing directly in investment companies, because you will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

●	Investment Limitation. Under Section 12(d)(1) of the 1940 Act, a Fund is generally subject to limits on investments in shares of other investment companies. However, a Fund is permitted to invest in investment companies beyond these limits, subject to certain terms and conditions set forth in SEC rules. Accordingly, the limitations, or satisfaction of certain conditions specified in the rules, may prevent a Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

●	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium

(creating the risk that a Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that a Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF).

●	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which a Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of a Fund’s investment in the ETF’s shares.

●	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933, as amended (the “1933 Act”) but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

●	Sampling Risk. Index-based fund investments may utilize a representative sampling approach to track their respective underlying indices. Index-based fund investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the fund investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a fund investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a fund investment could result in a greater decline in NAV than would be the case if the fund investment held all of the securities in the underlying index.

●	Tracking Risk. Index-based fund investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, fund investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a fund investment’s ability to track its applicable indices or match its performance.

Initial Public Offerings

A Fund may purchase securities of companies in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or micro-cap size. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs a Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

PREFERRED SECURITIES

Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities

Traditional Preferred Securities

Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.

Hybrid or Trust Preferred Securities

Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.

Floating Rate Preferred Securities

Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide a Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

DEBT SECURITIES

A Fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed, instead payments “float” relative to a reference rate, such as the Secured Overnight Financing Rate (“SOFR”) or an alternative rate. This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. Certain additional risk factors related to debt securities are sensitivity to interest rate and economic changes, payment expectations, and liquidity and valuation.

The United Kingdom’s Financial Conduct Authority, which regulated the London Interbank Offered Rate (“LIBOR”), previously announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As of June 30, 2023, nearly all publications of LIBOR on a representative basis had ceased. Some LIBOR rates continue to be published, but only on a temporary, synthetic, and non-representative basis. These temporary, synthetic LIBOR rates were fully discontinued by the end of September 2024. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), began publishing SOFR, a broad measure of secured overnight U.S. Treasury repo rates, as the preferred alternative rate to U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.

Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remains a significant issue. The unavailability of LIBOR presents risks to a Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate also may adversely affect the Fund’s performance and/or NAV. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect a Fund’s performance. It remains uncertain how such changes could impact a Fund long-term, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, or on issuers of instruments, as well as financial markets generally.

Uncertainty related to the liquidity impact of the changes in rates and negative effects on the valuation of a Fund’s investments poses potential risk to a Fund. It is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. The IRS has issued Treasury regulations regarding the tax consequences of the transition from interbank offered rates to new reference rates in debt instruments and non-debt contracts. Under the Treasury regulations, to avoid such alteration or modification of the terms of a debt instrument being treated as a taxable exchange, the fair market value of the modified instrument or contract must be substantially equivalent to its fair market value before the qualifying change was made.

Lower-rated debt securities, those rated Ba or below by Moody’s Ratings (“Moody’s”) and/or BB or below by S&P Global Ratings or unrated but determined by the Adviser or Sub-Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

Certain additional risk factors related to debt securities are discussed below:

Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, a Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, a Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such investments or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, sectors of fixed income securities that have decreased liquidity, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for a Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Please refer to “Illiquid and Restricted Securities” below for further discussion of regulatory considerations and constraints relating to investment liquidity.

Each Fund’s Adviser or Sub-Adviser, as applicable, attempts to reduce the risks described above through diversification of the Fund’s portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

Changing Fixed Income Market Conditions. Although interest rates were historically low in recent years in the U.S. and abroad, recently, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. In addition, ongoing inflationary pressures from tight labor markets and supply chain disruptions, among other factors, could continue to cause an increase in interest rates and/or negatively impact companies. It is difficult to accurately predict the pace at which interest rates may increase, or the timing, frequency or magnitude of any such increases in interest rates. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market.

Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets, among other effects. Any of these could cause an increase in market volatility or reduce liquidity across various markets. Also, regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the prior period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Changes in fixed-income market conditions, including increases to the federal funds rate, may expose fixed-income and related markets to heightened volatility and reduced liquidity for certain Fund investments that may be difficult to sell at favorable prices to meet fund redemption obligations, causing the value of a Fund’s investments and share price to decline. A rise in general interest rates may also result in increased redemptions from a Fund. Changing interest rates may also have unpredictable effects on securities markets in general, directly or indirectly impacting a Fund’s investments, yield and performance. Thus, the Funds currently face a heightened level of interest rate, liquidity and valuation risks.

Because the Funds may invest in derivatives tied to fixed income markets, they may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of a Fund’s portfolio may also be affected and the Fund could be required to sell holdings at disadvantageous times or prices in order to meet redemption obligations.

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Bond Ratings. Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier. Please refer to Appendix A for more information about credit ratings.

Corporate Debt Securities

A Fund may invest in corporate debt securities of any maturity. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. A Fund may invest in U.S. and non-U.S. issuers of corporate debt securities. Corporate debt may be rated investment-grade or below investment-grade and may carry fixed or floating rates of interest.

Lower-Rated Debt Securities

A Fund may invest in lower-rated fixed-income securities (commonly known as “junk bonds”). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of these securities held by a Fund more volatile and could limit a Fund’s ability to sell its securities at prices approximating the values such Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s or S&P Global

Ratings (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a Fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of a Fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund’s net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser or Sub-Adviser, as applicable, will monitor the investment to determine whether its retention will assist in meeting a Fund’s investment objective. Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.

The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. It is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when the Adviser or Sub-Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. In order to enforce its rights in the event of a default, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase a Fund’s operating expenses and adversely affect a Fund’s net asset value. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, a Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”) may limit the extent to which a Fund may exercise its rights by taking possession of such assets. To the extent a Fund invests in securities in the lower rating categories, the achievement of such Fund’s investment objective is more dependent on the Adviser’s or Sub-Adviser’s investment analysis than would be the case if a Fund were investing in securities in the higher rating categories.

Over-the-Counter Transactions - Fixed Income Securities

A Fund may enter into over-the-counter (“OTC”) transactions involving fixed income securities. OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation, subjecting a Fund to counterparty risk. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser or Sub-Adviser and verified in appropriate cases. As OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. Each Fund will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.

Municipal Bonds

A Fund may invest in municipal bonds. Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax. As such, municipal bonds are subject to the risk that the IRS may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a decline in the value of the security.

U.S. Government Obligations

A Fund may invest in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, the U.S. government and its agencies and instrumentalities do not guarantee the value of their securities which are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Inflation-Linked Securities

A Fund may invest in inflation-linked securities. Inflation-linked securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. However, the current market value of the bonds is not guaranteed, and will fluctuate with market conditions. Investments in other inflation-linked securities may not provide a similar guarantee and the principal amount repaid could be less than the original principal if inflation falls over the period.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rise in inflation exceeds the rise in nominal rates, real rates are likely to decline, leading to an increase in the market value of the bonds. Conversely, if the rise in nominal interest rates outpaces the pickup in the rate of inflation, real interest might rise, generating a decline in the market value of the inflation-linked security.

The periodic adjustment of U.S. inflation-linked securities generally is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable country or regional inflation measure calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Inflation-linked securities held by a Fund may experience an increase in original issue value due to inflation-linked adjustments. The inflation-linked growth in the value of these bonds may be reflected in a Fund’s gross income. While inflation-adjusted growth does not result in cash payments to a Fund, a Fund may be required to make distributions to shareholders for any increase in value in excess of the cash actually received by the Fund during the taxable year. A Fund may be required to sell portfolio securities to make these distribution payments. This may lead to higher transaction costs, losses from sale during unfavorable market conditions and higher capital gains taxes. If deflation-linked adjustments decrease the value of inflation-linked securities held by a Fund, income distributions previously made by the Fund during the taxable year may be deemed a return of capital.

FOREIGN (NON-U.S.) INVESTMENTS

A Fund may make foreign investments. Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect each Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by a Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Future political and economic developments, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing, and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the United States.

Given the interconnectedness of global economies, a negative event or development to a single (or small number of) issuer or country could impact other markets. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world. European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership. Europe’s economies are diverse and its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordinate of fiscal and wage policy among EMU member countries. It is also possible that one or more of the EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such abandonment or a country’s forced expulsion form the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties.

Investing in foreign securities also includes the economic and political risks associated with the countries in which the securities are issued. For example, the departure of the United Kingdom (the “UK”) from the EU in 2020 (commonly referred to as “Brexit”) could have a lasting impact on the currency volatility and economic growth in Europe among other political, regulatory, economic and market outcomes that cannot be predicted. Another example is Russia’s military incursion in Ukraine. This action led to sanctions believe levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching, and the resulting market volatility may have an adverse effect on the performance of the Funds.

Japan’s economy is heavily dependent upon international trade and is especially sensitive to trade barriers and disputes. Domestic or foreign trade sanctions or other protectionist measures may also adversely impact Japan’s economy. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. Japan also remains heavily dependent on oil imports, and a substantial rise in commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. Additionally, slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. The Japanese yen may also be affected by currency volatility elsewhere in Asia, particularly Southeast Asia. The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.

Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

To the extent a Fund invests in investments located in South Korea, the Fund will be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Like Japan, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

Changes in foreign exchange rates will affect the value in U.S. dollars of any foreign currency-denominated securities and other investments held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from any foreign securities and other investments will be received and realized in foreign currencies, and each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund’s income has been earned and computed in U.S. dollars may require such Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, such Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. dollars required to meet such expenses.

Each Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that a Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by a Fund.

Emerging Markets

A Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. The risks associated with foreign investment may be magnified in emerging markets as these countries are often undergoing significant evolution and rapid development, and lack the political and economic stability of more developed countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation and hyperinflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

Risks related to currencies and corporate actions are also greater in emerging countries than in developed countries. For example, some emerging countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain emerging countries may experience sudden and large adjustments in their currency, which can have a disruptive and adverse effect on foreign investors. Some emerging countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Some emerging countries may impose restrictions on the free conversion of their currencies into foreign currencies, including the U.S. dollar. Corporate action procedures in emerging countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which a Fund invests.

Floating Rate, Inverse Floating Rate and Index Obligations

A Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by sovereign or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

Depositary Receipts

A Fund may invest in depository receipts. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign (non-U.S.) issuer which have been deposited with such bank or trust company’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of a European country. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Canadian Depositary Receipts (“CDRs”) are negotiable receipts issued by a Canadian bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country.

Investing in ADRs, EDRs, GDRs, and CDRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though a Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain ADRs, EDRs, GDRs, or CDRs that it owns, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See “Federal Income Tax Matters.” ADRs, EDRs, GDRs, and CDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, GDRs, and CDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, GDRs, and CDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs, EDRs, GDRs, and CDRs may be less liquid than sponsored ADRs, EDRs, GDRs, and CDRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs, EDRs, GDRs, and CDRs.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)

A Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to regulated investment companies such as each Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITS, like ETFs or mutual funds, are subject to management fees and other expenses. Each Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs.

Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investments in REITs are also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

REITs may fail to qualify for the favorable federal income tax treatment generally available to them under the Code and may fail to maintain their exemptions from registration under the 1940 Act. In the event an investment fails to qualify as a REIT, the REIT will be subject to tax as a C corporation at U.S. federal income tax rates (currently, at a flat rate of 21%). The resulting corporate taxes could reduce a Fund’s net assets, the amount of income available for distribution and the amount of such Fund’s distributions. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

WARRANTS AND RIGHTS

A Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser or Sub-Adviser. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

INVESTMENT COMPANY SECURITIES

A Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, UITs and ETFs, to the extent permitted by the applicable law and subject to certain restrictions set forth in this SAI.

Under Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, a Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. A Fund may exceed these limits by following the requirements under Rule 12d1-4 under the 1940 Act as noted below.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, each Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

●	A Fund may own an unlimited amount of the securities of any registered open-end fund or registered UIT that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered UITs in reliance on certain sections of the 1940 Act.

●	A Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

i.	the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

ii.	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and

iii.	the Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

Each Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) which allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. Rule 12d1-4 became effective January 19, 2021, and rescinded certain types of relief for funds of funds that invest in other investment companies in excess of the limitations under Section 12(d)(1) of the 1940 Act, as discussed above and below, one year after the effective date. The Funds expect to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Acquired funds typically incur fees that are separate from those fees incurred directly by a Fund. Each Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Funds.

Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a Fund may hold such securities until the Adviser or Sub-Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which a Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances a Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

A Fund will consider its investments in Underlying Funds for purposes of its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities and derivative mortgage-backed securities, and may also invest in “principal only” and “interest only” components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. As with other debt securities, mortgage-backed securities are subject to credit risk and interest rate risk. However, the yield and maturity characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The relationship between prepayments and interest rates may give some mortgage-backed securities less potential for growth in value than conventional fixed-income securities with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. If interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of mortgage-backed securities and lengthen their durations. Because of these and other reasons, a mortgage-backed security’s total return, maturity and duration may be difficult to predict precisely.

Mortgage-backed securities come in different classes that have different risks. Junior classes of mortgage-backed securities are designed to protect the senior class investors against losses on the underlying mortgage loans by taking the first loss if there are liquidations among the underlying loans. Junior classes generally receive principal and interest payments only after all required payments have been made to more senior classes. If a Fund invests in junior classes of mortgage-related securities, it may not be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued, or if mortgage values subsequently decline, a Fund may suffer significant losses. Investments in mortgage-backed securities involve the risks of interruptions in the payment of interest and principal (delinquency) and the potential for loss of principal if the property underlying the security is sold as a result of foreclosure on the mortgage (default). These risks include the risks associated with direct ownership of real estate, such as the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local market conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes. If the underlying borrowers cannot pay their mortgage loans, they may default and the lenders may foreclose on the property.

The ability of borrowers to repay mortgage loans underlying mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate values. For mortgage loans not guaranteed by a government agency or other party, the only remedy of the lender in the event of a default is to foreclose upon the property. If borrowers are not able or willing to pay the principal balance on the loans, there is a good chance that payments on the related mortgage-related securities will not be made. Certain borrowers on underlying mortgages may become subject to bankruptcy proceedings, in which case the value of the mortgage-backed securities may decline.

Mortgage Dollar Rolls

In a mortgage dollar roll transaction, one party sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon the Adviser’s or Sub-Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Asset-Backed Securities

A Fund may invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass- through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of value of collateral or other assets underlying an asset-based security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may reduce the value of such asset-based security and result in losses to a Fund.

Bank Loans and Loan Participations

A Fund may invest in bank loans and loan participations. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as SOFR or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. A Fund may make certain corporate loan investments as part of a broader group of lenders (together often referred to as a “syndicate”) that is represented by a leading financial institution (or agent bank). The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems or is terminated, a Fund may not recover its investment or recovery may be delayed. Corporate loans may be denominated in currencies other than U.S. dollars and are subject to the credit risk of nonpayment of principal or interest. Further, substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to the collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

A Fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. Also, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many such loans are relatively illiquid and may be difficult to value.

Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including, in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect Fund performance.

Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks. For example, if a secured bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. A Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers.”

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require a Fund to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

SHORT-TERM INVESTMENTS

A Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. The commercial banks issuing these short-term instruments which a Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if a Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, a Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Each Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P Global Ratings, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. The Adviser or Sub-Adviser may actively expose a Fund to credit risk. However, there can be no guarantee that the Adviser or Sub-Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on a Fund.

OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS

MARKET CONDITIONS

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China’s economic slowdown; and public health crises (including the occurrence of a contagious disease or illness, such as COVID-19). Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

Current events such as the political turmoil within the U.S. and abroad may also impact the Funds. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Funds’ investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. The current contentious domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as presidential elections in the U.S. or abroad may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Funds’ investments and operations. The change in the U.S. presidential administration in 2025 has resulted in significant impacts to international trade relations, tax, and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

FOREIGN CURRENCY TRANSACTIONS

A Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing or the U.S. dollar value of interest and dividends paid on those securities.

If a Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency. A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser or Sub-Adviser is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency. The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities the Fund owns or intends to acquire, but it fixes a rate of exchange in advance. Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

CLOSED-END FUNDS

A Fund may invest in shares of closed-end funds. Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in a Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s).

DEBT SECURITIES

Sovereign Debt Obligations

A Fund may invest in sovereign debt obligations, which are securities issued or guaranteed by foreign governments, governmental agencies or instrumentalities and political subdivisions, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

SHORT SALES

A Fund may seek to hedge investments or realize additional gains through the use of short sales. A short sale is a transaction in which a Fund sells a security it does not own (i.e., by first borrowing that security from a broker-dealer) in anticipation that the market price of that security will decline. To close out such a sale, a Fund will purchase the security that it sold and then return the security to the broker-dealer that loaned the Fund that security initially. If the price of the security sold short increases between the time of the short sale and the time a Fund purchases and returns the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by a Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid investments) and the maintenance of collateral with its custodian. A Fund also may be required to pay a premium to borrow a security, which would increase the cost of the security sold short. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The broker-dealer will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

When the Adviser or Sub-Adviser believes that the price of a particular security held by a Fund may decline, it may make “short sales against the box” to hedge the unrealized gain on such security. Selling short against the box involves selling a security which a Fund owns for delivery at a specified date in the future. A Fund will incur transaction costs to open, maintain and close short sales against the box.

DERIVATIVES

A Fund may utilize a variety of derivatives contracts, such as futures, options, swaps and forward contracts, both for investment purposes and for hedging purposes. Hedging involves special risks including the possible default by the other party to the transaction, decreased liquidity and, to the extent the Adviser’s or Sub-Adviser’s assessment of certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if hedging had not been used. Nonetheless, with respect to certain investment positions, a Fund may not be sufficiently hedged against market fluctuations, in which case an investment position could result in a loss greater than if the Adviser or Sub-Adviser had been sufficiently hedged with respect to such position.

The Adviser or Sub-Adviser will not, in general, attempt to hedge all market or other risks inherent in a Fund’s positions, and may hedge certain risks, if at all, only partially. Specifically, the Adviser or Sub-Adviser may choose not, or may determine that it is economically unattractive, to hedge certain risks, either in respect of particular positions or in respect of a Fund’s overall portfolio. Moreover, it should be noted that a Fund’s portfolio always will be exposed to unidentified systematic risk factors and to certain risks that cannot be completely hedged, such as credit risk (relating both to particular securities and to counterparties). A Fund’s portfolio composition may result in various directional market risks remaining unhedged, although the Adviser or Sub-Adviser may rely on diversification to control such risks to the extent that the Adviser or Sub-Adviser believes it is desirable to do so.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Rule 18f-4 provides an exception from the DRMP (as such term is defined below), VaR (as such term is defined below) limit and certain other requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Each Fund does not intend to rely on the Limited Derivatives User Exception. Accordingly, each Fund must comply with Rule 18f-4 with respect to their Derivatives Transactions. Rule 18f-4, among other things, requires each such Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees (as such term is defined below under “Management of the Funds”), and periodically reviews the DRMP and reports to the Board.

Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk. Under regulations promulgated by the Commodity Futures Trading Commission (“CFTC”), transactions in some types of interest rate swaps and index credit default swaps on North American and European indices will be required to be cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH Clearnet), rather than a bank or broker. Since each Fund is not a member of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members, which are CFTC-regulated futures commission merchants with the appropriate regulatory approvals to engage in swap transactions. The Funds will make and receive payments owed under cleared derivatives transactions (including margin payments) through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Funds, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, each Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser or Sub-Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, a Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If a Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Counterparty Risk. Counterparty risk with respect to OTC derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, a Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, a clearing member may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of the clearing member’s customers in the aggregate, rather than the gross amount of each customer. Each Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default.

Options on Securities and Securities Indices

A Fund may invest in options on securities and stock indices. A call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A put option would entitle a Fund, in return for the premium paid, to sell specified securities during the option period. Each Fund may invest in both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amounts as held in a segregated account by a Fund’s custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

If a Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid investments that are sufficient to satisfy the exercise of the call. If the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio.

In addition to covered call options, a Fund may write uncovered (or “naked”) call options on securities, including shares of ETFs, and indices. A Fund will have to enter into collateral arrangements with the option buyer (i.e., a broker-dealer in the case of an exchange-traded option) and its custodian to support the Fund’s obligations under any call option that it writes.

Writing Covered Index Call Options. A Fund may sell index call options. Each Fund may also execute a closing purchase transaction with respect to the option it has sold and then sell another option with either a different exercise price and/or expiration date. A Fund’s objective in entering into such closing transactions is to increase option premium income, to limit losses or to protect anticipated gains in the underlying stocks. The cost of a closing transaction, while reducing the premium income realized from the sale of the option, should be offset, at least in part, by the appreciation in the value of the underlying index, and by the opportunity to realize additional premium income from selling a new option.

When a Fund sells an index call option, it does not deliver the underlying stocks or cash to the broker through whom the transaction is effected. In the case of an exchange-traded option, a Fund establishes an escrow account. The Funds’ custodian (or a securities depositary acting for the custodian) acts as each Fund’s escrow agent. The escrow agent enters into documents known as escrow receipts with respect to the stocks included in a Fund (or escrow receipts with respect to other acceptable securities). The escrow agent releases the stocks from the escrow account when the call option expires or a Fund enters into a closing purchase transaction. Until such release, the underlying stocks cannot be sold by a Fund. Each Fund may enter into similar collateral arrangements with the counterparty when it sells OTC index call options.

The purchaser of an index call option sold by a Fund may exercise the option at a price fixed as of the closing level of the index on exercise date. Unless a Fund has liquid investments sufficient to satisfy the exercise of the index call option, a Fund would be required to liquidate portfolio securities to satisfy the exercise. The market value of such securities may decline between the time the option is exercised and the time a Fund is able to sell the securities. For example, even if an index call which the Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed. If a Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 5% of a Fund’s total assets) pending settlement of the sale of the portfolio securities and thereby incur interest charges. If trading is interrupted on the index, a Fund would not be able to close out its option positions.

Risks of Transactions in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation in value than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not be adequate to handle current trading volume at all times; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Code, for qualification of a Fund as a regulated investment company.

Over-the-Counter Options. Certain additional risks are specific to OTC options. Each Fund may engage a clearing corporation to exercise exchange-traded options, but if a Fund purchased an OTC option, it must then rely on the dealer from which it purchased the option if the option is exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC options may not. Consequently, each Fund may generally be able to realize the value of an OTC option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes an OTC option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While a Fund will seek to enter into OTC options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will at any time be able to liquidate an OTC option at a favorable price at any time prior to expiration. Unless a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate an OTC option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, since each Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

Stock Index Options. A Fund may invest in options on indices, including broad-based security indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, if a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures and Options on Futures

A Fund may use interest rate, foreign currency, index and other futures contracts. Each Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indices, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write (sell) call and put futures options. Futures options possess many of the same characteristics as options on securities and indices (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid investments (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on its initial margin deposits.

A Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Futures and options on futures are regulated by the CFTC. Each Fund invests in futures, options on futures and other instruments subject to regulation by the CFTC in reliance upon and in accordance with CFTC Regulation 4.5. Under Regulation 4.5, if a Fund uses futures, options on futures, or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase of a new position are “in-the-money”) may not exceed 5% of a Fund’s liquidation value, or alternatively, the aggregate net notional value of those positions at the time may not exceed 100% of a Fund’s liquidation value (after taking into account unrealized profits and unrealized losses on any such positions). The Adviser has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5. Therefore, as of the date of this SAI, neither the Trust nor a Fund is subject to regulation as a “commodity pool” under the Commodity Exchange Act (“CEA”). As of the date of this SAI, neither the Adviser nor the Sub-Adviser is deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to each Fund. In the future, if a Fund’s use of futures, options on futures, or swaps requires the Adviser and Sub-Adviser to register as a commodity pool operator with the CFTC with respect to the Funds, the Adviser and Sub-Adviser will do so at that time. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions. Each Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs also must be included in these calculations.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid investments to cover both the call and put options if the exercise price of the call and put are the same, or if the exercise price of the call is higher than that of the put. In such cases, a Fund also will segregate liquid investments equivalent to the amount, if any, by which the put is “in the money.”

Stock Index Futures

A Fund may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Swap Transactions

A Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.

A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

A Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.

The use of swap transactions by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap transaction. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Total Return Swaps. A Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indices during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. A Fund may enter into credit default swap transactions for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by a Fund. A Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is five years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If a Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Currency Swaps. A Fund may enter into currency swap transactions for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. A Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by a Fund. In such an instance, a Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. A Fund may enter into options on swap agreements. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. Each Fund may write (sell) and purchase put and call swaptions. Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Over-the-Counter Derivatives Transactions

A Fund may enter into OTC derivatives transactions. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, established a new statutory framework that comprehensively regulates the OTC derivatives markets. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Now certain OTC derivatives contracts are required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities (“SEFs”).

Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, bilateral OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser or Sub-Adviser and verified in appropriate cases. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under recently-adopted CFTC regulations, counterparties of registered swap dealers and major swap participants have the right to elect segregation of initial margin in respect of uncleared swaps. If a counterparty makes such an election, any initial margin that is posted to the swap dealer or major swap participant must be segregated in individual customer accounts held at an independent third-party custodian. In addition, the collateral may only be invested in certain categories of instruments identified in the CFTC’s regulations. Agreements covering these segregation arrangements must generally provide for consent by both the counterparty and the swap dealer or major swap participant to withdraw margin from the segregated account. Given these limitations on the use of uncleared swaps collateral, there is some likelihood that the electing counterparty will experience an increase in the costs associated with trading swaps with the relevant swap dealer or major swap participant. Certain other protections apply to a counterparty to uncleared swaps under the CFTC’s regulations even if the counterparty does not elect segregation of its initial margin.

Furthermore, a bilateral OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with which a Fund originally dealt. Any such cancellation may require a Fund to pay a premium to that dealer. In those cases in which a Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the transaction expires or is exercised or different cover is substituted. The Funds will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Funds. There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.

The requirement to execute certain OTC derivatives contracts on SEFs may offer certain advantages over traditional bilateral OTC trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. However, SEF trading may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions and may result in additional costs and risks. Market participants such as the Funds that execute derivatives contracts through a SEF, whether directly or through a broker intermediary, are required to submit to the jurisdiction of the SEF and comply with SEF and CFTC rules and regulations which impose, among other things disclosure and recordkeeping obligations. In addition, a Fund will generally incur SEF or broker intermediary fees when it trades on a SEF. A Fund may also be required to indemnify the SEF or broker intermediary for any losses or costs that may result from the Fund’s transactions on the SEF.

Pandemic Risk

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s business. For example, uncertainties regarding the Coronavirus (“COVID-19”) outbreak resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe disruptions to core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions may lead to instability in the market place, including stock market losses and overall volatility, similar to that which occurred in connection with COVID-19. In the past, in the face of such instability, governments have taken extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser and the Sub-Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and periodically test those plans. However, in the event of a future pandemic or an outbreak, there can be no assurance that the Adviser, the Sub-Adviser or the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

TEMPORARY INVESTMENTS

A Fund may take temporary defensive measures that are inconsistent with a Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other market-related conditions as determined by the Adviser or Sub-Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. Each Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by a Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, each Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. A Fund may not achieve its investment objective during temporary defensive periods.

Repurchase Agreements

A Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers deemed to be creditworthy by the Adviser or Sub-Adviser, subject to the seller’s agreement to repurchase and a Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

OTHER STRATEGIES AND RISKS

BORROWING

A Fund may engage in limited borrowing activities. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of a Fund’s shares by increasing a Fund’s interest expense. Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Funds’ portfolio. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements involve the sale of a security by a Fund to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of a Fund or a Fund’s investment portfolio.

ILLIQUID AND RESTRICTED SECURITIES

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a written liquidity risk management program and related procedures (the “Liquidity Program”) that is reasonably designed to assess and manage each Fund’s “liquidity risk” (defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) has approved the designation of the Adviser to administer the Liquidity Program.

Illiquid investments include (i) securities for which there is no readily available market; (ii) securities in which the disposition would be subject to legal restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid.

A considerable period of time may elapse between a Fund’s decision to sell illiquid investments and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid investments will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid investments or the depreciation of liquid investments, more than 15% of the value of a Fund’s net assets is invested in illiquid investments, the Fund will take such steps as is deemed advisable, if any, to protect liquidity and the condition will be reported to the Board and, when required, to the SEC.

A Fund may invest in restricted securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the 1933 Act that have a readily available market usually are not classified as illiquid by a Fund based on relevant market, trading and investment-specific considerations. However, investing in Rule 144A securities could result in decreased liquidity for a Fund if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

A Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act (“4(2) Commercial Paper”). 4(2) Commercial Paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) Commercial Paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) Commercial Paper technically a restricted security under the 1933 Act. In practice, however, 4(2) Commercial Paper can be resold as easily as any other unrestricted security held by the Fund. Accordingly, 4(2) Commercial Paper usually is classified as liquid by a Fund based on relevant market, trading and investment-specific considerations.

LARGE SHAREHOLDER RISK

Shares of a Fund may be offered as an investment to certain other investment companies and other large investors. Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. The Funds are subject to the risk that a large investor can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may have to hold large uninvested cash positions or sell investments to raise the cash needed to satisfy redemption requests at times when it would not otherwise do so. In turn, a Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a portfolio with decreased liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

REDEMPTION RISK

A Fund may need to sell portfolio securities to meet redemption requests. A Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of the Fund’s shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities have decreased liquidity. In such events, a Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

LENDING PORTFOLIO SECURITIES

Consistent with applicable regulatory requirements and a Fund’s investment restrictions, each Fund may lend portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Each Funds loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s total assets.

A loan may generally be terminated by the borrower on one business day’s notice, or by a Fund on five business days’ notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice or fails to maintain the requisite amount of collateral, a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by a Fund’s management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of a Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on a Fund’s ability to sell the collateral, and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on a Fund’s investment in such loaned securities. Each Fund will pay reasonable finder’s, administrative and custodial fees in connection with a loan of its securities.

DEVELOPMENTS IN THE CHINA REGION

After nearly 30 years of unprecedented growth, the People’s Republic of China now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. A national economic slowdown in the export sector may also affect companies that are not heavily dependent on exports. Companies that rely on imported products may experience increased costs of production or reduced profitability, which may harm consumers, investors and the domestic economy as a whole. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.

Additionally, Chinese actions to lay claim to disputed islands have caused relations with China’s regional trading partners to suffer, and could cause further disruption to regional and international trade. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on its economy. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

In addition, there has been enhanced regulatory focus in the U.S. on access to audit and other information regarding Chinese companies. In November 2020, an executive order was issued prohibiting investments in certain Chinese companies that might be owned or controlled by the military, resulting in NASDAQ removing shares of certain companies from its indexes and the New York Stock Exchange delisting certain companies. In December 2020, the Holding Foreign Companies Accountable Act (“HFCAA”) was signed into law, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by the Funds could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent a Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections.

There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Hong Kong or Taiwan could be adversely affected by a deterioration in their prospective political and economic relationships with China.

EUROPE-RECENT EVENTS

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. In addition, one or more countries may abandon the Euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Additionally, the full effects of Brexit are unknown at this time and could negatively impact the value of a Fund’s investments. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro, could exacerbate market and currency volatility and negatively impact a Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in other countries in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

In addition, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. This and future geopolitical tensions could have an outsized impact on a Fund’s investments due to its exposure to frontier markets, commodities, and energy.

CYBERSECURITY RISK

Like other funds and other parts of the modern economy, the Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures, services and parties on which the Funds or their service providers rely, are susceptible to ongoing risks and threats resulting from and related to cyber incidents. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, systems and networks that are vital to the Funds’ or their service providers’ operations or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of and denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information.

A cyber incident could adversely impact a Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions or other operational functionality, impacting the Fund’s ability to calculate its net asset value or other data, causing the release of private shareholder information (i.e., identity theft or other privacy breaches) or confidential Fund information or otherwise compromising the security and reliability of information, impeding trading, causing reputational damage, and subjecting the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation or remediation costs, litigation expenses and additional compliance and cybersecurity risk management costs, which may be substantial. A cyber incident could also adversely affect the ability of a Fund (and the Adviser or Sub-Adviser) to invest or manage the Fund’s assets.

Although the Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures on which the Funds or their service providers rely, may have established business continuity plans and systems reasonably designed to protect from and/or defend against the risks or adverse consequences associated with cyber incidents, there are inherent limitations in these plans and systems, including that certain risks may not yet be identified, in large part because different or unknown threats may emerge in the future and the threats continue to rapidly evolve and increase in sophistication. As a result, it is not possible to anticipate and prevent every cyber incident and attempts to mitigate the occurrence or impact of a cyber incident may be unsuccessful. The nature, extent, and potential magnitude of the adverse consequences of a cyber incident cannot be predicted accurately but may result in significant risks and costs to a Fund and its shareholders.

The issuers of securities in which a Fund invests are also subject to the ongoing risks and threats associated with cyber incidents. These incidents could result in adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

The Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures on which the Funds or their service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to a Fund, changes in personnel, and errors caused by third parties or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Funds or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service.

Cyber incidents and operational errors or failures or other technological issues may adversely affect a Fund’s ability to calculate its net asset value correctly, in a timely manner or process trades or Fund or shareholder transactions, including over a potentially extended period. The Funds do not control the cybersecurity or other operational defense plans or systems of their service providers, intermediaries, companies in which it invests or other third-parties. The value of an investment in Fund shares may be adversely affected by the occurrence of the cyber incidents and operational errors or failures or technological issues summarized above or other similar events and a Fund and its shareholders may bear costs tied to these risks.

OPERATIONAL RISK

An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

NON-DIVERSIFICATION

The North Square Growth Opportunities ETF is a “non-diversified” mutual fund and, as such, it is not subject to the diversification requirements under the 1940 Act. Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies. Accordingly, the North Square Growth Opportunities ETF is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. As a result, a decline in the value of those holdings would cause an overall decline in value to decline to a greater degree than if each of these vehicles held a more diversified portfolio.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions as fundamental policies (except where otherwise noted), which may not be changed without the favorable vote of the holders of a “majority” of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” of a Fund means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. Each Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

Each Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

2.	Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

3.	Except for the North Square Growth Opportunities ETF, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than securities issued by the U.S. government, its agencies or instrumentalities) provided, however, that, under normal circumstances, the North Square Global Infrastructure ETF will invest, directly or indirectly, at least 25% of its total assets in securities in industries that include infrastructure companies;

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs);

6.	Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33⅓% of the Fund’s net assets; or

7.	Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

Each Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Each Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

In addition, each Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation. The Funds will consider the investments of the underlying funds, when and to the extent such information is available, when applying its concentration policy.

UCITS Eligibility Restrictions. Each UCITS Eligible Fund has adopted a non-fundamental investment policy and non-principal investment strategy to be eligible for investment by funds authorized under the UCITS Directive. As such, each UCITS Eligible Fund has adopted certain non-fundamental policies that may be more restrictive than the UCITS Eligible Fund’s investment policies set forth above and in the Prospectus. This requires, in part, that each UCITS Eligible Fund limit its investments to instruments that are eligible investments for UCITS funds (such as “transferable securities,” money market instruments, financial derivative instruments or units in “UCITS”), which, in the opinion of the Adviser, is consistent with the investment strategy and types of instruments in which such UCITS Eligible Fund will invest as described in this Prospectus and the SAI. In addition, each UCITS Eligible Fund is required to be managed with a diversification profile similar to a UCITS fund, including the requirement to invest no more than ten percent (10%) of its assets in “transferable securities” or money market instruments issued by the same issuer. This limit may be increased up to a maximum of thirty-five percent (35%) if the security is issued or guaranteed by an EU member state, by its public local authorities, by a third country or by a public international body to which one or more EU member states belong.

In this regard, and notwithstanding anything to the contrary in the Prospectus or this SAI (other than as set forth in the last sentence of this paragraph), each UCITS Eligible Fund: (i) will limit cash borrowings for temporary purposes to no more than 10% of its net assets; (ii) will not invest more than 10% of its net assets in aggregate in other funds or pooled investment vehicles; (iii) will only invest in UCITS-eligible assets; (iv) will follow a diversification profile similar to UCITS, (v) will invest no more than 20% of its net assets in the securities of a single issuer; (vi) will re-invest cash collateral received in accordance with the above diversification rules; (vii) will not invest either directly or indirectly through derivatives in private equity or in illiquid assets such as commodities or real estate, nor in precious metals or certificates representing them; (viii) will not engage in physical short selling, nor undertake uncovered sales of transferable securities and money market instruments and shall comply with UCITS equivalent requirements regarding short sale restrictions; and (ix) will not grant loans or provide guarantees on behalf of third parties, nor engage in any other lending activity prohibited under the rules applicable to UCITS funds. A UCITS Eligible Fund shall not be required to comply with any of the restrictions set forth in this section if such compliance would cause it to violate any U.S. law, including the 1940 Act and the rules and regulations thereunder.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board. The Board consists of three individuals, all of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board, except that each Fund’s Adviser or Sub-Adviser, as applicable, is responsible for making day-to-day investment decisions in accordance with such Fund’s investment objective, strategies, and policies, all of which are subject to general supervision by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Chairperson of the Board and Trustee	08/2018 to present (Chairperson since 03/2024)	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013-2018).	19	Trustee of Evanston Multi-Alpha Fund (formerly, North Square Evanston Multi-Alpha Fund) (since 2024).
Donald J. Herrema (1952)	Trustee	08/2018 to present (Chairperson from 08/2018-03/2024)	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004).	19	Chairperson and Director Emeritus, TD Funds USA (2009-2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018); Director, Independent Insurance Group (since 2023); and Trustee of Evanston Multi-Alpha Fund (formerly, North Square Evanston Multi-Alpha Fund) (since 2024).
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015-2019), Adjunct Lecturer (2010-2019), and Business Director, MBA Finance Career Academy (2008-2015), University of Iowa, Tippie College of Business; Chair (2013-2016), Director (1999-2016), and Investment Committee Member (1999-2013) and Chair (2003-2013), University of Iowa Foundation.	19	Trustee of Evanston Multi-Alpha Fund (formerly, North Square Evanston Multi-Alpha Fund) (since 2024).

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Officers of the Trust
Ian Martin[d] (1968)	President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019-present); Executive Vice President (1992-2019), U.S. Bank Global Fund Services.	N/A	N/A
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Senior Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2024-present) (Vice President from 2015-2024).	N/A	N/A
Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022-present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019-2022) (Vice President and Managing Counsel from 2014-2019).	N/A	N/A

Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present	President of Northern Lights Compliance Services, LLC (01/2023-present); Senior Vice President, Head of Fund Compliance (2020-01/2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016-2020).	N/A	N/A

a.	The business address of each Trustee and officer is Exchange Place Advisors Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.	As of the date of this SAI, the Trust was comprised of 15 active portfolios (not including the Funds) managed by two unaffiliated investment advisers. The term “Fund Complex” applies only those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds hold themselves out as related to the following series within the Trust: the North Square Dynamic Small Cap Fund, North Square Kennedy MicroCap Fund, North Square Select Small Cap Fund (formerly North Square Advisory Research Small Cap Value Fund), North Square Small Cap Value Fund, North Square Altrinsic International Equity Fund, North Square Core Plus Bond Fund, North Square McKee Bond Fund, North Square Preferred and Income Securities Fund, North Square Strategic Income Fund, North Square Multi Strategy Fund, North Square Spectrum Alpha Fund, North Square Tactical Defensive Fund, North Square Tactical Growth Fund, and North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (each offered in separate Prospectuses and SAIs).
d.	Mr. Martin served as an interested trustee from May 2023 to December 31, 2024. He was considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator, transfer agent and fund accountant.

Additional Information Concerning The Board of Trustees

Board Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Adviser to manage the Funds and is responsible for overseeing the Adviser and other service providers to the Funds in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust (the “Declaration of Trust”), its Amended and Restated By-Laws (the “By-Laws”) and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.

The Board is currently composed of three members, all of whom are Independent Trustees. The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Board also regularly meets outside the presence of management and is advised by independent legal counsel.

The Board has appointed Mr. Boon to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairperson does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established two standing Committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

The Board oversees risk as part of its general oversight of the Funds. The Board has emphasized to the Adviser, Sub-Adviser and other service providers the importance of maintaining vigorous risk management programs and procedures. The Funds are subject to a number of risks, including investment, liquidity, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Adviser, Sub-Adviser and other service providers perform risk management as part of the day-to-day operations of the Funds. Each of the Adviser, Sub-Adviser and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Funds’ compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Adviser, Sub-Adviser and other service providers (such as the Funds’ independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Board Committees

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee (the “Governance Committee”).

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Funds’ service providers; (2) to oversee the quality, objectivity, and integrity of the Funds’ financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Herrema is the Chairperson of the Audit Committee. For the fiscal year ending May 31, 2027, the Audit Committee is expected to meet quarterly with respect to the Funds.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chairperson of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually. For the fiscal year ending May 31, 2027, the Governance Committee is expected to meet quarterly with respect to the Funds.

Qualifications of the Trustees

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the chart earlier in this section. Among the Qualifications common to all Trustees are their ability to review critically, evaluate, question and discuss information and proposals provided to them regarding the Trust, to interact effectively with each of the other Trustees, the Adviser, Sub-Adviser, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of Qualifications that support the conclusion that each individual qualifies to serve as a Trustee of the Trust. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018 and Chairperson of the Board since March 2024. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Donald J. Herrema. Mr. Herrema has been a Trustee since August 2018 and was Chairperson of the Board from August 2018 to March 2024. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairperson of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations. Mr. Herrema has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Catherine A. Zaharis. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of December 31, 2025, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

Name of Fund(1)	David B. Boon Independent Trustee	Donald J. Herrema Independent Trustee	Catherine A. Zaharis Independent Trustee
North Square Convertible Bonds ETF	None	None	None
North Square Global Infrastructure ETF	None	None	None
North Square Global Macro Bonds ETF	None	None	None
North Square Disciplined Value ETF	None	None	None
North Square Growth Opportunities ETF	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)	None	None	Over $100,000

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
(2)	Refers to all series in the Trust.

As of the calendar year ended December 31, 2025, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, the Sub-Adviser, or the Distributor (as defined below), or any of their affiliates.

During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser, or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Adviser, the Sub-Adviser, or the Distributor, or any affiliate thereof, was a party. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Adviser, the Sub-Adviser, or the Distributor, or any of their affiliates.

Compensation

Effective January 1, 2026, each Independent Trustee receives from the Trust an annual retainer of $52,500, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairpersons of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Prior to January 1, 2026, each Independent Trustee received from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board received an additional annual retainer of $18,750, and each of the Chairpersons of the Audit Committee and the Governance Committee received an additional annual retainer of $7,500 and $3,000, respectively. Each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Trust’s officers.

Set forth below is the compensation received by the Independent Trustees from the Trust for the fiscal year ended May 31, 2025.

Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees[1]
David B. Boon	$0	$0	$73,652.51
Donald J. Herrema	$0	$0	$68,739.56
Catherine A. Zaharis	$0	$0	$66,939.44

1.	The Trust is comprised of multiple series with differing fiscal year ends. The Funds in the Fund Complex, as defined below, may also have differing fiscal year ends. The compensation paid to the Board of Trustees is determined on a calendar quarter basis. As of the date of this SAI, the Trust was comprised of 15 active portfolios (not including the Funds) managed by two unaffiliated investment advisers. The term “Fund Complex” refers to the Funds and the North Square Dynamic Small Cap Fund, North Square Kennedy MicroCap Fund, North Square Select Small Cap Fund (formerly North Square Advisory Research Small Cap Value Fund), North Square Small Cap Value Fund, North Square Altrinsic International Equity Fund, North Square Core Plus Bond Fund, North Square McKee Bond Fund, North Square Preferred and Income Securities Fund, North Square Strategic Income Fund, North Square Multi Strategy Fund, North Square Spectrum Alpha Fund, North Square Tactical Defensive Fund, North Square Tactical Growth Fund, and North Square RCIM Tax-Advantaged Preferred and Income Securities ETF. For the fiscal year ended May 31, 2025, the aggregate Independent Trustees’ fees paid by the entire Trust were $238,937.49.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants.

As of the date of this SAI, there were no shares of any Fund outstanding, and no shareholder(s) of record owned 5% or more of the outstanding shares of any Fund

The Adviser

North Square, located at 200 West Madison Street, Suite 2610, Chicago, Illinois 60606, serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Azimut NSI, LLC is a control person of the Adviser.

In rendering investment advisory services to each Fund listed below, the Adviser will use the resources of the affiliate listed next to such Fund’s name in the table below (each, an “Affiliated Entity), each such Affiliated Entity being a non-US affiliate of the Adviser that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the terms of a Participating Affiliate Agreement between the Adviser and each Affiliated Entity, the Affiliated Entity is considered to be a “Participating Affiliate” of the Adviser, as that term is used in relief granted by the staff of the SEC allowing US-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates, subject to the regulatory supervision of the registered adviser. Under the same Participating Affiliate Agreement, each Affiliated Entity and its employees who provide advisory and related services to a Fund are considered to be “associated persons” of the Adviser, as that term is defined in the Advisers Act, for purposes of the Adviser’s required supervision.

Fund	Affiliated Entity
North Square Convertible Bonds ETF	Azimut (DIFC) Ltd. (Dubai, UAE)
North Square Global Infrastructure ETF	Azimut Investments S.A. (Luxembourg, Luxembourg)
North Square Global Macro Bonds ETF	Azimut Switzerland S.A. (Lugano, Switzerland)

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Funds, including furnishing a continuous investment program for each Fund and determining what securities and other investments the Funds should buy and sell. The Adviser, together with the administrator to the Funds, is also responsible for assisting in the supervision and coordination of all aspects of each Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to a Fund to one or more sub-advisers. For each of North Square Disciplined Value ETF and North Square Growth Opportunities ETF (each, a “sub-advised Fund”), the Adviser has engaged the Sub-Adviser pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending their hiring, termination, and replacement for approval by the Board. The Adviser is also responsible for determining the portion of a Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For each sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of the Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Funds’ investment objectives, strategies and policies. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Funds, the Adviser assumes reputational and other risks associated with the operation of each Fund and provides the Funds with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

The Advisory Agreement will remain in effect with respect to the Fund for an initial two-year period. After the initial two-year period, the Advisory Agreement will continue in effect with respect to a Fund from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund, upon giving the Adviser 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Adviser of its duties under the Advisory Agreement.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund a “unitary” investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus. Under each Fund’s unitary advisory fee, the Adviser pays for the operating expenses of the Fund. Each Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto.

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Funds. The Trust and the Adviser have been granted exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of a Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing a Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, a Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Order is subject to various conditions, including that a Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. A Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of each Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Funds under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for a Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

The Adviser has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Adviser and recommend their hiring, termination and replacement.

The Sub-Adviser

CSM Advisors, LLC

The Adviser has entered into a sub-advisory agreement with CSM Advisors, LLC (“CSM” or the “Sub-Adviser”) with respect to the North Square Disciplined Value ETF and North Square Growth Opportunities ETF (the “CSM Sub-Advisory Agreement”). CSM is an affiliate of, and under common control with, the Adviser.

The Adviser compensates the Sub-Adviser out of the investment advisory fees the Adviser receives from each sub-advised Fund. The Sub-Adviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Adviser.

The Sub-Advisory Agreement will remain in effect with respect to each sub-advised Fund for an initial two-year period. After the initial two-year period, the Sub-Advisory Agreement will continue in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board or by the vote of a majority of the outstanding voting shares of the sub-advised Funds, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreement or interested persons of the Adviser or the Sub-Adviser or the Trust. The Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by the vote of a majority of the outstanding voting shares of the sub-advised Funds, or by the Sub-Adviser or the Adviser, upon 60 days’ written notice to the other party. Additionally, the Sub-Advisory Agreement automatically terminate in the event of its assignment. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Sub-Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Sub-Adviser of its duties under the Sub-Advisory Agreement.

Portfolio Managers

North Square Convertible Bonds ETF is managed by Nicolò Bocchin.

North Square Global Infrastructure ETF is managed by Matteo Facchi.

North Square Global Macro Bonds ETF is managed by Giovanni Matteucci.

Portfolio Managers for CSM

North Square Disciplined Value ETF is managed by a team consisting of Mary Jane Matts, CFA, Ted Y. Moore, CFA, and Graham P. Harkins, CFA, who are jointly and primarily responsible for the day-to-day management.

North Square Growth Opportunities ETF is managed by Saverio Papagno.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of other accounts. Information on these other accounts is as follows, as of May 31, 2026.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nicolò Bocchin	0	$0	19	$8,734.1	0	$0
Matteo Facchi	0	$0	3	$580.4	0	$0
Giovanni Matteucci	0	$0	6	$2,141.9	0	$0
CSM
Mary Jane Matts, CFA	0	$0	0	$0	89	$2,095
Ted Y. Moore, CFA	0	$0	0	$0	89	$2,095
Graham P. Harkins, CFA	0	$0	0	$0	41	$282
Saverio Papagno	0	$0	1	$800	0	$0

Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nicolò Bocchin	0	$0	11	$6,767.4	0	$0
Matteo Facchi	0	$0	2	$497.3	0	$0
Giovanni Matteucci	0	$0	5	$2,057.6	0	$0
CSM
Mary Jane Matts, CFA	0	$0	0	$0	2	$123
Ted Y. Moore, CFA	0	$0	0	$0	2	$123
Graham P. Harkins, CFA	0	$0	0	$0	2	$123
Saverio Papagno	0	$0	0	$0	0	$0

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, the Adviser will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s or Sub-Adviser’s trade allocation policy.

Compensation. Each portfolio manager receives a base salary and may receive an annual bonus based on profitability of the firm. In addition, part of the bonus for certain portfolio managers is determined on the basis of the performance of specific funds or accounts managed.

Ownership of the Fund by the Portfolio Managers. As of the date of this SAI, each portfolio manager did not beneficially own any securities of the Fund that he or she manages.

Service Providers

Administrator. Ultimus Fund Solutions, LLC, (the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246, and is primarily in the business of providing administrative and fund accounting services to retail and institutional mutual funds.

Pursuant to an ETF Services Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Fund Services Agreement was initially approved by the Board with respect to the Funds at a meeting held on March 17-18, 2026 and continued on March 27, 2026. The ETF Fund Services Agreement is in effect for two years from its initial approval and is subject to annual approval of the Board for one-year periods thereafter. The ETF Fund Services Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This ETF Fund Services Agreement provides that in the absence of willful misconduct, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of each Fund; (ii) facilitating the performance of administrative and professional services to each Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitoring sales of Shares and ensure that the Shares are properly and duly listed with the applicable securities exchanges; and (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectus.

The Administrator also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds; and (viii) creating the Funds’ daily portfolio composition file (“PCF”), assisting with inputting the PCF into the NSCC system and facilitating any other communications required by the NSCC related to the PCFs.

For administrative services rendered to each Fund under the ETF Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to each Fund under the ETF Fund Services Agreement, the Fund pays Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. Each Fund also pays the Administrator for any out-of-pocket expenses.

Transfer Agent. Brown Brothers Harriman & Co. (“BBH”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to the Custodian and Transfer Agent Agreement between BBH and the Trust on behalf of the Funds (the “Transfer Agent”). Under the Agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. BBH’s address is 50 Post Office Square, Boston, MA 02110.

Custodian. BBH (the “Custodian”) is the custodian of the assets of the Funds and transfer agent for the Funds pursuant to a Custodian and Transfer Agent Agreement between the Custodian and the Trust on behalf of the Funds, whereby the Custodian provides services for fees on a transactional basis, plus out-of-pocket expenses. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets. The Custodian does not participate in decisions pertaining to the purchase and sale of securities by the Funds.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd. (“Cohen & Co”), 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, is the independent registered public accounting firm for the Funds. Cohen & Co will perform an annual audit of the Funds’ financial statements. Cohen & Company Advisory, LLC, an affiliate of Cohen & Company, Ltd., will provide tax and other permissible non-audit services as requested.

Counsel to the Trust. Blank Rome LLP, 1271 Avenue of the Americas, New York, New York, 10020, serves as legal counsel to the Trust.

Compliance Consulting Agreement

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Distributor and the ETF Distribution Agreement

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”) serves as the distributor (also known as principal underwriter) of the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “ETF Distribution Agreement”). The Distributor is located at 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor is a registered broker-dealer and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The offering of the Funds’ shares is continuous. The ETF Distribution Agreement provides that the Distributor, as agent in connection with the distribution of the Funds’ shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The ETF Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) a majority of the Board or a vote of a majority of the outstanding shares of the Funds, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The ETF Distribution Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Trust or of the Distributor or by vote of a majority of the outstanding shares of the Funds on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Funds. The ETF Distribution Agreement will automatically terminate without the payment of any penalty in the event of its assignment.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and the Sub-Adviser determine which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The purchases and sales of securities in the OTC market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and the Sub-Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. Each of the Adviser and the Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement and Sub-Advisory Agreement with the sub-advised Funds, to be useful in varying degrees, but of indeterminable value.

While it is the Funds’ general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser or the Sub-Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser or Sub-Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s or Sub-Adviser’s overall responsibilities to the Funds.

Investment decisions for a Fund are made independently from those of other client accounts that may be managed or advised by the Adviser or Sub-Adviser. Nevertheless, it is possible that at times, identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of a Fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as the Adviser’s or the Sub-Adviser’s other client accounts.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The brokers may also supply the Funds with research, statistical and other services.

Pursuant to the Distribution Agreement, should any amounts be retained by the Distributor, such amounts would not be held for profit by the Distributor, but instead would be used solely for distribution-related expenditures.

Directed Brokerage

As of the date of this SAI, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser. In the future, the Funds anticipate providing disclosure on this item, if applicable, that will be current as of the Funds’ most recent fiscal year end.

Holdings of Securities of the Fund’s Regular Brokers or Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers or dealers” or the parents of those brokers or dealers. “Regular brokers or dealers” (as such term is defined in the 1940 Act) of a Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund, or (iii) sold the largest dollar amounts of the Fund’s shares. As of the date of this SAI, the Funds did not hold securities of their “regular brokers or dealers”. In the future, the Funds anticipate providing disclosure on this item, if applicable, that will be current as of the Funds’ most recent fiscal year end.

PORTFOLIO TURNOVER

Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust, which delegates the responsibility for voting the Funds’ proxies to the Adviser and Sub-Adviser, as applicable, subject to the Board’s continuing oversight. The Trust Proxy Policies require that the Adviser and Sub-Adviser vote proxies received in a manner consistent with the best interests of the Funds. The Trust Proxy Policies also require the Adviser and Sub-Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures (the “Adviser Proxy Policies”) and the Sub-Adviser’s Proxy Voting Policies and Procedures (the “Sub-Adviser Proxy Policies”) and a record of each proxy voted by the Adviser and Sub-Adviser on behalf of each Fund, including a report on the resolution of all proxies identified by the Adviser and Sub-Adviser as involving a conflict of interest. See Appendix B for the Trust Proxy Policies, the Adviser Proxy Policies and the Sub-Adviser Proxy Policies. The Trust Proxy Policies, the Adviser Proxy Policies and the Sub-Adviser Proxy Policies are intended to serve as guidelines and to further the economic value of each security held by the Funds. The Trust’s CCO will review the Trust Proxy Policies, the Adviser Proxy Policies, and the Sub-Adviser Proxy Policies annually. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

If a proxy proposal raises a material conflict between the Adviser’s or Sub-Adviser’s interests and a Fund’s interests, the Adviser or Sub-Adviser will resolve the conflict by following the Adviser’s or Sub-Adviser’s policy guidelines or the recommendation of an independent third party.

Each Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30 of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-514-7733, on or through the Funds’ website at www.northsquareinvest.com, and on the SEC’s website at www.sec.gov.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development and implementation of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Funds’ transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Assets Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted policies and procedures regarding disclosure of portfolio holdings information (the “Disclosure Policy”). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Trust. The Disclosure Policy applies to each Fund, Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Funds, including, but not limited to Fund Services, the Board of Trustees, counsel to the Trust, and the Funds’ independent registered public accounting firm. The following policies and procedures describe the circumstances under which the Funds and Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Funds, including, but not limited to, Ultimus, the Board of Trustees, Fund Counsel, and the Funds’ independent registered public accounting firm (collectively, the “Service Providers”) may disclose information about the Funds’ portfolio securities. Notwithstanding such policies and procedures, any disclosures of the Funds’ portfolio securities must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Funds and the Service Providers. Portfolio holdings information will be deemed public when it has been (1) posted to a Fund’s public website (www.northsquareinvest.com) or (2) disclosed in periodic regulatory filings on the SEC’s website (www.sec.gov).

Disclosure of Portfolio Holdings. The principal Service Provider responsible for dissemination of information about the Funds’ portfolio securities is North Square Investments, LLC in its capacity as investment adviser to the Funds. The Funds and their Service Providers shall only disclose information concerning securities held in the Funds’ portfolios under the following circumstances:

A.	Each Fund’s portfolio holdings are, or will be, disclosed on the Fund’s website at www.northsquareinvest.com each day the Fund is open for business. Each Fund’s portfolio holdings information will also generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings as of the next Business Day;

B.	The Funds or a Service Provider may disclose the Funds’ portfolio securities holdings to selected third parties when the Funds have a legitimate business purpose for doing so;

C.	Examples of instances in which selective disclosure of the Funds’ portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Funds’ investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties. Nothing in the Funds’ policy is intended to prevent the disclosure of any and all portfolio holdings information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, including disclosure to third party service providers of advisory, distribution, Fund Trustees, Directors of the Adviser, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Funds; or disclosure to a rating or ranking organization. Portfolio holdings may also be disclosed to other service providers to the Funds, including pricing services, portfolio management and trading systems. Portfolio managers and other senior officers or spokespersons of the Adviser or Sub-Adviser to the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed pursuant to the conditions noted above;

D.	As required by the federal securities laws, including the 1940 Act, the Funds shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. For example, the Adviser, Sub-Adviser or their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D, 13G and Form 13F), respond to requests from regulators, and comply with valid subpoenas. Nothing contained in the Funds’ policy is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

Confidentiality and Duty Not to Trade. The non-public disclosure of Fund portfolio holdings to other third-parties (such as fund evaluation services other than Morningstar and Lipper) may be permissible so long as the third party has signed a confidentiality agreement that is in the form and substance approved by the Funds’ CCO. Third parties shall not trade on such information.

Prohibition Against Compensation. Neither the Funds, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Funds’ portfolio securities.

Persons Authorized to Disclose Information. With respect to the quarterly disclosure of portfolio holdings on the Funds’ websites, the Adviser is authorized to prepare and post the Funds’ portfolio holdings and is also responsible, along with the Funds’ administrator, for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Funds, or disclosure to a rating or ranking organization. With respect to any non-public disclosure of the Funds’ portfolio holdings, the Funds’ CCO shall be authorized to disclose such information.

Shareholders’ Best Interests and Conflicts of Interest. The non-public disclosure of portfolio holdings of the Funds to third parties may only be made following a determination by the Funds’ CCO that the disclosure is for a legitimate business purpose and in the best interest of Fund shareholders. In considering whether the disclosure of such information is for a legitimate business purpose and in the best interests of Fund shareholders, the Funds’ CCO must consider the conflicts between the interests of the Funds’ shareholders, or other of the Adviser’s clients and those of the Adviser and any affiliated person of the Funds. The CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. This requirement shall not apply to the disclosure of the Funds’ portfolio securities to the Funds’ existing service providers of advisory, distribution, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Funds; or disclosure to a rating or ranking organizations in connection with the provision of their services to the Funds, or as otherwise provided herein.

The Board, or an authorized committee of the Board, shall receive quarterly reports from the Service Providers stating whether disclosures were made concerning the Funds’ portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

There is no assurance that the Funds’ policies on portfolio holdings information will protect Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

Currently, the Adviser posts the Funds’ portfolio holdings information, including top ten holdings, either monthly, quarterly, or promptly after the date such information is filed on the SEC’s EDGAR system (generally 60 days) for N-PORT, the Annual or Semi-Annual Reports.

In addition to the Adviser and Sub-Adviser to a Fund as well as Fund Counsel, and the Funds’ independent registered public accounting firm, the parties currently receiving non-public portfolio holdings information regarding one or more of the Funds on an ongoing basis pursuant to the various arrangements and conditions described above include:

Advent (SS&C)

Bloomberg

Broadridge

CapBridge

Charles River Development

Dixon MRD & Company

FactSet

Glass Lewis

ICE Data Services

INDATA

ISS

Lipper Inc.

Morningstar

ProxyEdge

Star Compliance

Thomson Financial

US Bank Fund Services

US Bank, N.A.

Vickers Stock Research Corporation

Wealthtechs

DETERMINATION OF NET ASSET VALUE

The NAV of a Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The per share NAV of a Fund is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

Generally, the Funds’ investments are valued at market value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Funds. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by a Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Valuation Designee, subject to review and approval by the Valuation Committee, in accordance with procedures adopted by the Board. The Funds may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Funds’ shares are not priced. Therefore, the value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem shares.

Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

Premium/Discount Information

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers at market prices and the Funds’ shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than its NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Funds.

Information regarding how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.northsquareinvest.com.

PURCHASE AND REDEMPTION OF FUND SHARES

Creation Units

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Funds’ Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the applicable Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Funds.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below.

Fund	Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*
North Square Convertible Bonds ETF	TBD**	TBD**
North Square Global Infrastructure ETF	TBD**	TBD**
North Square Global Macro Bonds ETF	TBD**	TBD**
North Square Disciplined Value ETF	$350	200bps
North Square Growth Opportunities ETF	$650	200bps

*	As a percentage of the amount invested
**	To Be Determined

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Funds may trade on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of the Funds, or to purchase or sell shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

As more fully discussed below, the Funds expect to affect all or a portion of its creations and redemptions for cash rather than in-kind.

Portfolio Deposit

The consideration for a Creation Unit generally consists of a specified cash payment (see “Cash Purchase Method” below) or the Deposit Securities and a Cash Component. Together, as applicable, the specified cash payment or the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Funds will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the applicable Fund, together with such additional information as may be required by the Distributor. As applicable, the specified cash payment or Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the applicable Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses incurred by such Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by such Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Funds. Each Fund’s determination shall be final and binding.

Each Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Funds, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Cash Purchase Method

The “Cash Purchase Method” constitutes the principal method for the purchase of Creation Units. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above. Cash purchases will be effected in essentially the same manner as in-kind purchases, which are described in greater detail next under the sub-heading “Issuances of a Creation Unit”.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the specified cash payment or, if applicable, Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+1.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the applicable Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+1, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday and local market settlement cycles, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the applicable Fund. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of a specified cash payment (see “Cash Redemption Method” below) or an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. As applicable, the specified cash payment or the Redemption Securities and the Cash Component together constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component of an in-kind redemption serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the applicable Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the applicable Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash Redemption Method

The “Cash Redemption Method” is the principal method for the redemption of Creation Units. Cash redemptions will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

Custom Redemptions and Cash-in-lieu (Applies solely to In-Kind Redemptions)

A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component of an in-kind redemption to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Funds will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the applicable Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the applicable Fund on the contractual settlement date. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the applicable Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. As applicable, the specified cash payment or Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the applicable Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the specified cash payment or, if applicable, Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the applicable Fund, along with the specified cash payment or, if applicable, Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday and local market settlement cycles, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.

FEDERAL INCOME TAX MATTERS

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting each Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. Each Fund has elected to be and intends to continue to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Code by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of each Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As a regulated investment company, no Fund will be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a 4% non-deductible federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax. Each Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. Each Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.

If, for any taxable year, a Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, a Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by a Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose. Dividends received by a Fund from REITs generally do not qualify for treatment as qualified dividend income.

Distributions by a Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

Dividends paid by a Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied. The reported amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that a Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. A Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Assuming the redeemed shares are held as capital assets, the gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Each Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO or some other specific identification method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If average cost is used for the first sale of shares by a shareholder, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder other than an S corporation (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

A Fund’s transactions in options and other similar transactions, such as futures, may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends-received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require a Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. Each Fund will monitor these transactions and will make the appropriate entries in its books and records, and if a Fund deems it advisable, will make appropriate elections if available in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

A Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

A Fund’s entry into a short sale transaction, an option or certain other contracts, such as futures, could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, a Fund may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.

If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. So long as a Fund qualifies for treatment as a regulated investment company and incurs “qualified foreign taxes,” if more than 50% of the value of its net assets at the close of its taxable year consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund’s shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) his/her proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either to deduct his/her proportionate share of such foreign taxes in computing his/her taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Shareholders who do not itemize deductions for U.S. federal income tax purposes will not be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If a Fund makes the election to pass through qualified foreign taxes and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains a Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a Fund does make the election, it will provide required tax information to shareholders. A Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Foreign exchange gains or losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.

A Fund may purchase the securities of certain foreign companies called passive foreign investment companies (“PFICs”). PFICs may be the only or primary means by which a Fund may invest in some countries. If a Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. Additional charges in the nature of interest may be imposed on either a Fund or shareholders with respect to deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. A “qualified electing fund” election or a “mark to market” election may generally be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on a Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for a Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. A Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

A Fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 24%. In order to avoid this withholding requirement, shareholders must certify, on IRS Forms W-9 or on certain other documents, that the Social Security Numbers or other Taxpayer Identification Numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions to such non-U.S. entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

This discussion and the related discussion in the Prospectus have been prepared by management of the Funds, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of a Fund should consult their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situations.

Equalization Accounting

A Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemption proceeds. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a fund that is a personal holding company for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held for less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any available carryover of capital losses), although a distribution from capital gains, will be distributed to shareholders with and as a part of the income dividends paid by the Fund and will be taxable to shareholders as ordinary income for federal income tax purposes. If during any year a Fund realizes a net gain on transactions involving investments held for more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses available to be carried over) generally will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by a Fund reduces the Fund’s NAVs on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder will generally be taxable, even if it effectively represents a partial return of the shareholder’s capital.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and/or distributions by notifying the transfer agent in writing or by telephone, but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the transfer agent has received the request.

A Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

GENERAL INFORMATION

Exchange Place Advisors Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Funds, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series. The Trust may offer more than one class of shares of any series.

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of a Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The shareholders of the Funds have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Declaration of Trust.

FINANCIAL STATEMENTS

Because the Funds have recently commenced operations, there are no financial statements available at this time.

Shareholders of each Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)

Moody’s

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

S&P Global Ratings

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Note	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Note	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Preferred Stock

Moody’s

Aaa	An issue that is rated “Aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa	An issue that is rated “Aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A	An issue that is rated “A” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa	An issue that is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba	An issue that is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B	An issue that is rated “B” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue that is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue that is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P Global Ratings

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA	A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A	An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC	Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C	A preferred stock rated C is a nonpaying issue.

D	A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note	Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

P-1	Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2	Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

EXCHANGE PLACE ADVISORS TRUST

PROXY VOTING POLICIES AND PROCEDURES

Exchange Place Advisors Trust (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to a Fund’s Adviser and/or Sub-Advisers

The power to vote proxies may be delegated to the Funds’ investment adviser or sub-adviser, and it is the policy of Exchange Place Advisors Trust to so delegate voting authority to North Square Investments, LLC and Reflection Asset Management, LLC (the “Adviser”), who may, in turn, delegate voting authority to the applicable Sub-Adviser of a Fund. The applicable Sub-Advisers have each accepted the delegation to vote proxies of securities held by the Funds in which they serve as Sub-Adviser, and shall vote such proxies in accordance with the Sub-Adviser’s own proxy voting policies, practices and procedures; provided that the Sub-Adviser shall vote such proxies in what it deems to be in the best interests of the Funds’ shareholders and in a manner that is consistent with this Proxy Voting Policy, as amended from time to time by the Board.

To ensure that the Sub-Advisers’ voting policies, practices and procedures are in the best interests of the Funds’ shareholders and consistent with this Proxy Voting Policy, Sub-Advisers shall review with the Board any proposed material changes or amendments to the Sub-Adviser’s proxy voting policies, practices and procedures as they are adopted and implemented.

Consistent with its duties under this Policy, each Sub-Adviser shall monitor and review corporate transactions of corporations in which each Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Funds under the Proxy Rule and the 1940 Act. Each Sub-Adviser shall perform these duties in accordance with the Sub-Adviser’s proxy voting policy, a copy of which shall be presented to the Board for its review. Each Sub-Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Annual Filing of Proxy Voting Record

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator shortly after June 30 of each year. The Trust (through the Trust’s administrator) shall file an annual report of each proxy voted with respect to portfolio securities held by the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, it must make publicly available free of charge the information disclosed in the Fund’s most recently filed report on Form N-PX. The Fund must make available such information on or through its website as soon as reasonably practicable after filing the report with the Commission. The information disclosed in the Fund’s most recently filed report on Form N-PX must remain available on or through the Fund’s website for as long as the Fund remains subject to the requirements of the Proxy Rule and discloses that the Fund’s proxy voting record is available on or through its website.

Each Fund’s proxy voting record shall also be made available, without charge, upon request of any Fund shareholder, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any such Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Because each Fund will post its most current prospectus and statement of additional information on its website, the Fund’s proxy voting policies and procedures will be available on the website.

Other Proxy Voting Disclosures

A.	The Trust shall include in its registration statements:

1.	A description of these Policies and Procedures and of each Adviser’s Policies and Procedures. A Fund may satisfy the requirement to provide a description of the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities by including a copy of the policies and procedures themselves; and

2.	A statement disclosing that information regarding how the Fund(s) voted proxies relating to portfolio securities held by the Fund(s) during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or on or through the Fund’s website at a specified Internet address or both, and on the SEC’s website at http://www.sec.gov.

B.	The Trust shall include in its Annual and Semi-Annual Reports to shareholders a brief, plain English statement that certain additional Fund information is available on the Fund’s website, including proxy voting information.

Responsible Party: Adviser, Sub-Advisers, Administrator

See each Adviser’s/Sub-Adviser’s Manual for its Proxy Voting Policy.

NORTH SQUARE INVESTMENTS, LLC

PROXY VOTING POLICIES AND PROCEDURES

North Square Investments, LLC (“NSI” or the “Adviser”) does not vote proxies for portfolio securities held by the Funds. Pursuant to each Fund’s investment advisory and sub-advisory agreements, responsibility for voting proxies is delegated to the Fund’s sub-adviser(s), subject to oversight by the Fund’s Board of Trustees.

NSI’s role is to monitor the sub-adviser(s) to ensure that each maintains written proxy voting policies and procedures reasonably designed to ensure that proxies are voted in the best interests of Fund shareholders and in compliance with applicable regulations. NSI requires each sub-adviser to provide periodic certifications and reports describing any material proxy voting issues or changes to its policies.

If a proxy proposal raises a material conflict between the Adviser’s or Sub-Adviser’s interests and a Fund’s interests, the Adviser or Sub-Adviser(s) will resolve the conflict by following the Adviser’s or Sub-Adviser’s policy guidelines or the recommendation of an independent third party.

Fund shareholders may obtain a copy of a sub-adviser’s proxy voting policies and procedures, and information regarding how proxies relating to a Fund’s portfolio securities were voted during the most recent twelve-month period ended June 30, without charge, by calling the Fund’s toll-free number or by visiting the SEC’s website at www.sec.gov.

CSM Advisors, LLC

PROXY POLICY

CSM Advisors will accept the authority to vote proxies on behalf of the client.

Objective

The objective of our proxy voting process is to maximize the long-term investment performance of our clients.

Policy

Vote all proxy proposals in accordance with management recommendations except in instances where the effect of particular resolutions could adversely affect shareholder value. In such cases, it is CSM Advisors’ policy to vote against these proposals. Examples of proposals that could negatively impact shareholder interest include, but are not limited, to the following:

●	Anti-takeover amendments such as fair price provisions and staggered board provisions;

●	Poison pill provisions designed to discourage another entity from seeking control;

●	Greenmail attempts;

●	Golden parachutes and related management entrenchment measures; and

●	Oversized stock option grants and strike price revisions.

Procedures

Our procedure for processing proxy statements is as follows:

●	Upon receipt, all proxy material will be forwarded to an Equity Portfolio Manager for review. Specifically, proxies will be reviewed for material conflicts of interest and in such cases will be addressed by the Compliance Department to ensure that resolutions are voted in the best interest of shareholders.

●	A designated employee in the Operations department will vote the resolutions according to the instructions of an Equity Portfolio Manager. The vote may be reviewed and signed by the Chief Investment Officer.

●	If any proposals are considered to have a potentially negative impact on investment performance, the Chief Investment Officer will review the particular resolutions thoroughly with the Equity Portfolio Manager responsible for the investment.

●	After this review, if the Chief Investment Officer determines that specific proposals could have a negative impact on investment performance, they will vote against those proposals.

●	The Chief Investment Officer or Equity Portfolio Manager will review any exceptional provisions which are of significant investment interest with the Chief Compliance Officer before voting on those issues.

●	Copies of all proxy material, along with our voting record, will be maintained by the Operations department and can be provided upon request by emailing mckeecompliance@csmckee.com.

●	The Chief Investment Officer will review our proxy voting record with the Chief Compliance Officer annually, or more often if necessary.

Authorization to Vote Proxies

●	The default will be for CSM Advisors to vote all proxies for securities that it currently owns that are received via mail or electronic proxy service. It is the client’s responsibility to make sure that proxies are forwarded to our attention. No reconciliation is made to the proxies received and the shares owned by any particular client. Voting is completed on a best effort basis.

●	Clients must notify CSM Advisors in writing if they do not want CSM Advisors to vote proxies. These notifications will be kept on file. If CSM Advisors is not authorized to vote proxies, the client will receive their proxy statements directly from their custodian.

●	Clients may direct CSM Advisors to vote any particular solicitation by contacting their relationship manager.

●	In the event of a conflict of interest, CSM Advisors shall notify the client to determine the best course of action.

Securities out on loan

It is CSM Advisors’ practice to generally not recall securities unless there is a specific issue that warrants forfeiting the securities lending income. It is generally believed that in most cases the certainty of the securities lending income outweighs the potential, but unknown benefit, of the proxy vote.

In the event management has knowledge that a material event will occur affecting securities on loan, CSM Advisors will follow one of the following procedures.

1.	Request that the security lending agent recall the security on loan to enable CSM Advisors to vote the Proxy.

2.	Request that the borrower vote the Proxy per our instructions. CSM Advisors would keep proof of their execution on file.

3.	If the security was eligible, but not currently out on loan, CSM Advisors would instruct the security lending agent to place a hold on the position until we have the opportunity to vote shares.

EXCHANGE PLACE ADVISORS TRUST

(the “Trust”)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.
	(i)		Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
	(ii)		Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
(b)	Amended and Restated By-Laws, dated June 24, 2024, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
(c)	Instruments Defining Rights of Security Holders -Not applicable.
(d)	(i)		Form of Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to Investment Advisory Agreement (North Square Investments, LLC) reflecting the addition of North Square Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(ii)		Investment Advisory Agreement (North Square Investments, LLC) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(iii)		Amended Appendix A to Investment Advisory Agreement (North Square Investments, LLC) reflecting the addition of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is filed herewith.
	(iv)		Form of Investment Sub-Advisory Agreement (Algert Global, LLC) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(v)		Form of Investment Sub-Advisory Agreement (Advisory Research Inc.) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Advisory Research, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(v)		Form of Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.

		(B)	Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 29, 2022.
		(C)	Second Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) on behalf of North Square Core Plus Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 13, 2024.
		(D)	Third Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(vi)		Form of Investment Sub-Advisory Agreement (Altrinsic Global Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
(vii)

Form of Investment Sub-Advisory Agreement (CSM Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

		(A)	Second Amended and Restated Appendix A to Investment Sub-Advisory Agreement (CSM Advisors, LLC) reflecting the addition of North Square Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
		(B)	Amended Appendix A to Investment Sub-Advisory Agreement (CSM Advisors, LLC) reflecting the addition of North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is filed herewith.
	(viii)		Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment 17 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2021.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(ix)		Investment Advisory Agreement (Reflection Asset Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 15, 2025.
	(x)		Sub-Advisory Agreement (Kennedy Capital Management, LLC), dated June 10, 2024, is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(xi)		Novation of Sub-Advisory Agreement (NSI Retail Advisors, LLC and CSM Advisors, LLC), dated December 20, 2024, is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 28, 2025.
(e)	(i)		Distribution Agreement is incorporated herein by reference to the Initial Registration Statement to the Trust on Form N-14, filed with the SEC on September 13, 2018.
	(ii)		First Amendment to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)		Amended Exhibit A to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(iv)		Novation Agreement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2022.

	(v)	Novation Agreement by and between the Trust, Compass Distributors, LLC and Foreside Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(vi)	Second Amendment to Distribution Agreement (Foreside Fund Services, LLC) is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(vii)	ETF Distribution Agreement on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(viii)	Amended Appendix A to ETF Distribution Agreement reflecting the addition of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is filed herewith.
	(ix)	Distribution Agreement (Ultimus Fund Distributors, LLC) (Sphere 500 Climate Fund) is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 26, 2025.
(f)	Bonus or Profit Sharing Contracts - Not applicable.
(g)	(i)	Custody Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	First Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)	Second Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(iv)	Third Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(v)	Form of Fourth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(vi)	Fifth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
	(vii)	Sixth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(viii)	Seventh Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(ix)	Eighth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(x)	Custodian and Transfer Agent Agreement (Brown Brothers Harriman & Co.) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.

	(xi)		Amendment to Custodian and Transfer Agent Agreement (Brown Brothers Harriman & Co.) is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 26, 2026.
(h)	Other Material Contracts
	(i)		Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
		(A)	Amendment No. 1 to Master Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
		(B)	Amended Schedule A to Master Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(ii)		ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(iii)		Amended Schedule A to ETF Master Services Agreement reflecting the addition of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is filed herewith.
	(iv)		Operating Expenses Limitation Agreement between the Trust and North Square Investments, LLC is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	First Amendment to the Operating Expenses Limitation Agreement between the Trust and North Square Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to the Operating Expenses Limitation Agreement between the Trust and North Square Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 26, 2026.
		(C)	Operating Expenses Limitation Agreement between the Trust and Reflection Asset Management, LLC, dated September 16, 2025, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 28, 2026.
	(v)		Shareholder Service Plan is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(vi)		Amendment to Shareholder Service Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(vii)		Form of Fund of Funds Investment Agreement (Advisor Shares Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(viii)		Form of Fund of Funds Investment Agreement (BlackRock Funds)is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(ix)		Form of Fund of Funds Investment Agreement (Vanguard Funds) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

	(x)		Form of Fund of Funds Investment Agreement (Invesco ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xi)		Form of Fund of Funds Investment Agreement (First Trust ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xii)		Form of Fund of Funds Investment Agreement (The Select Sector SPDR Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiii)		Form of Fund of Funds Investment Agreement (SPY DIA ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiv)		Form of Fund of Funds Investment Agreement (SPDR Funds) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xv)		Form of Fund of Funds Investment Agreement (Schwab Strategic Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xvi)		Form of Fund of Funds Investment Agreement (ProShares Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xvii)		Form of Fund of Funds Investment Agreement (WisdomTree Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xviii)		Form of Fund of Funds Investment Agreement (VanEck ETF Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xix)		Form of Fund of Funds Investment Agreement (Direxion Shares) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xx)		Amended and Restated License Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 5, 2024.
	(xxi)		Consulting Agreement with Northern Lights Compliance Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 13, 2024.
		(A)	Schedule A-1 to the Consulting Agreement with Northern Lights Compliance Services, LLC is filed herewith.
		(B	Schedule A-2 to the Consulting Agreement with Northern Lights Compliance Services, LLC is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 7, 2025.
(i)	(i)	Legal Opinion and Consent of Blank Rome LLP is incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
	(ii)	Appendix A to the Legal Opinion and Consent is filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm - Not applicable.
(k)	Omitted Financial Statements - Not applicable.
(l)	(i)	Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

	(ii)	Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 13, 2024.
(m)	(i)	Rule 12b-1 Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(ii)	Amended Schedule A to Rule 12b-1 Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(iii)	Amended ETF Rule 12b-1 Plan is filed herewith.
	(iv)	Shareholder Servicing Plan (Sphere 500 Climate Fund) is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 15, 2025.
(n)	(i)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith.
(o)	Reserved.
(p)	Codes of Ethics
	(i)	Exchange Place Advisors Trust (formerly North Square Investments Trust) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(ii)	North Square Investments, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(iii)	Algert Global, LLC (Sub-Advisor) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)	Advisory Research, Inc. (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 26, 2025.
	(v)	Red Cedar Investment Management, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(vi)	Altrinsic Global Advisors, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vii)	CSM Advisors, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(viii)	Reflection Asset Management, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 14, 2023.
	(ix)	Kennedy Capital Management, LLC (Sub-Adviser) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 25, 2024.
(q)	Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 15, 2025.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust (filed with the

Registration Statement on Form N-1A (File No. 333-226989) on September 27, 2024), Article VI of Registrant’s Amended and Restated Bylaws (filed with the Registration Statement on Form N-1A (File No. 333-226989) on September 27, 2024), Paragraph 7 of the Distribution Agreement on Form N-14 (File No. 333-227320) on September 13, 2018, Paragraph 6 of the ETF Distribution Agreement (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024, Section 9 of the Consulting Agreement with Northern Lights Compliance Services, LLC(filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024), and Section 10.3 of the ETF Master Services Agreement (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

(1)                North Square Investments, LLC (“NSI”) serves as the investment adviser for the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Core Plus Bond Fund, North Square Select Small Cap Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund, North Square Strategic Income Fund, North Square Kennedy MicroCap Fund, North Square RCIM Tax-Advantaged Preferred and Income Securities ETF, North Square Small Cap Value Fund, North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF, and North Square Growth Opportunities ETF. The response to this Item will be incorporated by reference to NSI’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. NSI’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(2)                Reflection Asset Management, LLC (“RAM”) serves as the investment adviser for the Sphere 500 Climate Fund. The response to this Item will be incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(3)                Lone Peak Global Investors, LLC (“Lone Peak”) serves as the investment adviser for the Lone Peak SMID Value ETF and the Lone Peak International Value ETF. The response to this Item will be incorporated by reference to Lone Peak’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Lone Peak’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(1)                (a) Foreside Fund Services, LLC (“Foreside”), is the principal underwriter for certain series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

AdvisorShares Trust

AFA Private Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

Alternative Strategies Income Fund

American Century ETF Trust

AMG ETF Trust

Amplify ETF Trust

Applied Finance Dividend Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

Ardian Access LLC

ARK ETF Trust

ARK Venture Fund

Bitwise Funds Trust

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cascade Private Capital Fund

Catalyst/Perini Strategic Income Fund

CBRE Global Real Estate Income Fund

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Coatue Innovative Strategies Fund

Cohen & Steers ETF Trust

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust

Davis Fundamental ETF Trust

Defiance BMNR Option Income ETF, Series of ETF Series Solutions

Defiance Connective Technologies ETF, Series of ETF Series Solutions

Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Defiance Retail Kings ETF, Series of ETF Series Solutions

Denali Structured Return Strategy Fund

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Income Solutions Fund

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Opportunities Trust

Exchange Listed Funds Trust

Exchange Place Advisors Trust

FIS Trust

FlexShares Trust

Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

GMO ETF Trust

GoldenTree Opportunistic Credit Fund

Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

Grayscale Funds Trust

Guinness Atkinson Funds

Harbor ETF Trust

Harris Oakmark ETF Trust

Hawaiian Tax-Free Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

Horizon Kinetics Texas ETF, Series of Listed Funds Trust

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

Jensen Quality Growth ETF, Series of Trust for Professional Managers

John Hancock Exchange-Traded Fund Trust

Kurv ETF Trust

Lazard Active ETF Trust

LDR High Income Realty Fund, Series of World Funds Trust

Lone Peak Value Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Milliman Funds Trust

MoA Funds Corporation

Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV

Morgan Stanley ETF Trust

Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

Morningstar Funds Trust

NEOS ETF Trust

Niagara Income Opportunities Fund

NXG Cushing® Midstream Energy Fund

NXG NextGen Infrastructure Income Fund

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

Point Bridge America First ETF, Series of ETF Series Solutions

Precidian ETFs Trust

Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

REX ETF Trust

Reynolds Funds, Inc.

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill ETF Trust

Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Russell Investments Exchange Traded Funds

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

Six Circles Trust

Sound Shore Fund, Inc.

SP Funds Trust

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Tekla World Healthcare Fund

Tema ETF Trust

The 2023 ETF Series Trust

The Community Development Fund

The Cook & Bynum Fund, Series of World Funds Trust

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal Trust I

Tidal Trust II

Tidal Trust III

Tidal Trust IV

TIFF Investment Program

Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan

Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan Fixed Income ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

Trailmark Series Trust

T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2x Long Ether Daily Target ETF

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Virtus Stone Harbor Emerging Markets Income Fund

Volatility Shares Trust

WEBs ETF Trust

Wedbush Series Trust

Wellington Global Multi-Strategy Fund

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

(b)       The following are the Officers and Manager of Foreside. Foreside’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)       Not applicable.

(2)                (a) Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter for certain series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

83 Investment Group Income Fund

American Pension Investors Trust (d/b/a Yorktown Funds)

Axxes Opportunistic Credit Fund

Axxes Private Markets Fund

Beacon Pointe Multi-Alternative Fund

Booster Income Opportunities Launch

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell & Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Commodity Strategy Trust

Cantor Fitzgerald Infrastructure Fund

Cantor Fitzgerald Variable Insurance Trust

Capitol Series Trust

CAZ Strategic Opportunities Fund

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Cyber Hornet Trust

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Exchange Place Advisors Trust

Fairway Private Equity & Venture Capital Opportunities Fund

Fairway Private Markets Fund

Flat Rock Core Income Fund

Flat Rock Enhanced Income Fund

Flat Rock Opportunity Fund

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

Johnson Mutual Funds

Lind Capital Partners Municipal Credit Income Fund

MidBridge Private Markets Fund

MSS Series Trust

New Age Alpha Funds Trust

New Age Alpha Variable Funds Trust

Oak Associates Funds

OneAscent Capital Opportunities Fund

Papp Investment Trust

Peachtree Alternative Strategies Fund

PennantPark Enhanced Income Fund

Plumb Funds

Private Debt & Income Fund

Prospect Enhanced Yield Fund

Q India Equity Fund

Sardis Credit Opportunities Fund

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

WesMark Funds

Williamsburg Investment Trust

XD Fund Trust

(b)       The following are the Officers of Ultimus. Ultimus’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and Anti-Money Laundering Compliance Officer	None
Greg Evans	Financial Operations Principal	None
Melvin Van Cleave	Chief Information Security Officer	None

(c)       Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Registrant’s Custodian and Transfer Agent for Exchange-Traded Funds	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisers

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, IL 60606

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, SC 29541

 Lone Peak Global Investors, LLC

363 S. Main Street, Suite 101

Alpine, UT 84004

Registrant’s Distributors	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101 Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on June 29, 2026.

Exchange Place Advisors Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	June 29, 2026
Ian Martin	Officer

David B. Boon*	Trustee	June 29, 2026
David B. Boon

Donald J. Herrema*	Trustee	June 29, 2026
Donald J. Herrema

Catherine A. Zaharis*	Trustee	June 29, 2026
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	June 29, 2026
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact * (Pursuant to Powers of Attorney incorporated by reference)

Exhibit Index

(d)(iii) Amended Appendix A to Investment Advisory Agreement

(d)(vii)(B) Amended Appendix A to Investment Sub-Advisory Agreement

(e)(viii) Amended Appendix A to ETF Distribution Agreement

(h)(iii) Amended Schedule A to ETF Master Services Agreement

(h)(xxi)(A) Schedule A-1 to the Consulting Agreement

(i)(ii) Appendix A to the Legal Opinion and Consent

(m)(iii) Amended ETF Rule 12b-1 Plan

(n)(i) Amended Multiple Class Plan Pursuant to Rule 18f-3